PAGE 1
                             SECURITIES AND EXCHANGE COMMISSION

                                   Washington, D.C.  20549

                                          Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.  33   (File No. 2-63552)           X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  34  (File No. 811-2901)                          X


IDS HIGH YIELD TAX-EXEMPT FUND, INC.
IDS Tower 10, Minneapolis, MN  55440

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55440-0010
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
      immediately upon filing pursuant to paragraph (b)
  X   on January 29, 1996 pursuant to paragraph (b) of rule 485
      60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i) of rule 485
      75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

      This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal period ended November 30, 1995, on or about January 30, 1996.

PAGE 2
Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A - PROSPECTUS                                                        PART A - FUND PROFILE

                  Section
  Item No.        in Prospectus                                   Item No.                                     Page in Profile
     1            Cover page of prospectus                          1 Goals or Objectives.                          40

     2(a)         Sales charge and Fund expenses                    2 Investment Strategies.                        40
      (b)         The Fund in brief
      (c)         The Fund in brief                                 3 Risks.                                        40

     3(a)         Financial highlights                              4 Appropriateness.                              40
      (b)         NA
      (c)         Performance                                       5 Fees & Expenses.                              40
      (d)         Financial highlights
                                                                    6 Past Performance.                             41
     4(a)         The Fund in brief; Investment policies and          a Bar Graph.                                  41
                    risks; How the Fund is organized                  b Yield or Total Return.                      42
      (b)         Investment policies and risks                       c Disclosure Concerning Investment            N/A
      (c)         Investment policies and risks                         Strategy.

     5(a)         Directors and officers; Directors and             7 Investment Adviser.                           42
                    officers of the Fund (listing)
      (b)(i)      Investment manager and transfer agent;            8 Purchases.                                    42
                  About American Express Financial
                    Corporation -- General Information              9 Redemptions.                                  42
      (b)(ii)     Investment manager and transfer agent
      (b)(iii)    Investment manager and transfer agent            10 Distributions.                                42
      (c)         Portfolio manager
      (d)         Investment manager and transfer agent            11 Other Services.                               42
      (e)         Investment manager and transfer agent
      (f)         Distributor
      (g)         Investment manager and transfer agent;
                    About American Express Financial
                    Corporation -- General Information

    5A(a)         *
      (b)         *

     6(a)         Shares; Voting rights
      (b)         NA
      (c)         NA
      (d)         Voting rights
      (e)         Cover page; Special shareholder services
      (f)         Dividends and capital gains distributions;
                    Reinvestments
      (g)         Taxes
      (h)         Alternative sales arrangements; Special
                  considerations regarding master/feeder
                  structure

     7(a)         Distributor
      (b)         Valuing Fund shares
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares
      (e)         NA
      (f)         Distributor

     8(a)         How to redeem shares
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest
      (d)         How to purchase, exchange or redeem shares:
                  Redemption policies -- "Important..."

     9            None

*Designates information is located in annual report.
**Designates location in prospectus.

PAGE 3
                 PART B

                  Section in
  Item No.        Statement of Additional Information
     10           Cover page of SAI

     11           Table of Contents

     12           NA

     13(a)        Additional Investment Policies; all
                    appendices except Dollar-Cost Averaging
       (b)        Additional Investment Policies
       (c)        Additional Investment Policies
       (d)        Portfolio Transactions

     14(a)        Directors and officers of the Fund;**
                    Directors and officers
       (b)        Directors and Officers
       (c)        Directors and Officers

     15(a)        NA
       (b)        NA
       (c)        Directors and Officers

     16(a)(i)     How the Fund is organized; About American
                    Express Financial Corporation**
       (a)(ii)    Agreements: Investment Management Services
                     Agreement, Plan and Supplemental
                     Agreement of Distribution
       (a)(iii)   Agreements: Investment Management Services Agreement
       (b)        Agreements: Investment Management Services Agreement
       (c)        NA
       (d)        Agreements: Administrative Services
                     Agreement, Shareholder Service Agreement
       (e)        NA
       (f)        Agreements: Distribution Agreement
       (g)        NA
       (h)        Custodian; Independent Auditors
       (i)        Agreements:  Transfer Agency Agreement; Custodian

     17(a)        Portfolio Transactions
       (b)        Brokerage Commissions Paid to Brokers Affiliated
                    with American Express Financial Corporation
       (c)        Portfolio Transactions
       (d)        Portfolio Transactions
       (e)        Portfolio Transactions

     18(a)        Shares; Voting rights**
       (b)        NA

     19(a)        Investing in the Fund
       (b)        Valuing Fund Shares; Investing in the Fund
       (c)        NA

     20           Taxes

     21(a)        Agreements: Distribution Agreement
       (b)        Agreements: Distribution Agreement
       (c)        NA

     22(a)        Performance Information (for money market
                    funds only)
       (b)        Performance Information (for all funds except
                    money market funds)

     23           Financial Statements

PAGE 4
IDS High Yield Tax-Exempt Fund

Prospectus
Jan. 29, 1996


The goal of IDS High Yield Tax-Exempt Fund, Inc. is to provide high yield generally exempt from federal income taxes.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated Jan. 29, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder
Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 5
The Fund in brief
     Goal
     Types of Fund investments and their risks
     Proposed conversion to master/feeder structure
     Manager and distributor
     Portfolio manager
     Alternative purchase arrangements

Sales charge and Fund expenses

Performance
     Financial highlights
     Total returns
     Yield

Investment policies and risks
     Facts about investments and their risks
     Valuing Fund shares

How to purchase, exchange or redeem shares
     Alternative purchase arrangements
     How to purchase shares
     How to exchange shares
     How to redeem shares
     Reductions and waivers of the sales charge

Special shareholder services
     Services
     Quick telephone reference

Distributions and taxes
     Dividend and capital gain distributions
     Reinvestments
     Taxes
     How to determine the correct TIN

How the Fund is organized
     Shares
     Voting rights
     Shareholder meetings
     Special considerations regarding master/feeder structure
     Board members and officers
     Investment manager and transfer agent
     Distributor

About American Express Financial Corporation
     General information

Appendices

     Description of bond ratings

     Tax-exempt vs. taxable income

     Descriptions of derivative instruments

PAGE 6
The Fund in brief

Goal

IDS High Yield Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high yield generally exempt from federal income taxes. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Types of Fund investments and their risks

The Fund is a diversified mutual fund that usually invests in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Fund also may invest in derivative instruments and money market instruments. Some of the Fund's investments may be considered speculative and involve additional investment risks.

Proposed conversion to master/feeder structure

Subject to certain contingencies, the Fund intends to invest all of its assets in the Aggressive Tax-Free Income Portfolio (the Portfolio) of Tax-Free Income Trust (the Trust) rather than directly investing in and managing its own portfolio of securities. The Portfolio will have the same investment objective as the Fund. The Fund anticipates this conversion will occur in early 1996.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $47 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC. After the Fund converts to the master/feeder structure, the Portfolio in which the Fund invests will be managed by AEFC with the same portfolio manager.

Portfolio manager

Kurt Larson joined AEFC in 1961 and serves as vice president and senior portfolio manager. He has managed this Fund since 1979.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

PAGE 7
Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses**
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee                          0.44%     0.44%     0.44%
12b-1 fee                               0.00%     0.75%     0.00%
Other expenses***                       0.28%     0.29%     0.10%
Total                                   0.72%     1.48%     0.54%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Expenses for Class A are based on actual expenses for the last fiscal year, restated to reflect current fees. Expenses for Class B and Class Y are based on the actual annualized expenses for the period from March 20, 1995 to Nov. 30, 1995.

***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $57          $72          $ 88      $135
Class B             $65          $87          $101      $157**
Class B*            $15          $47          $ 81      $157**
Class Y             $ 6          $17          $ 30      $ 68

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future.
Actual expenses may be higher or lower than those shown. Expense information in this table for Class A shares has been restated to

PAGE 8
reflect estimates of Fund expenses from changes in fees approved by shareholders in November 1994. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities
Dealers.

Performance

Financial highlights

                           Performance
                           Financial highlights

                           Fiscal year ended Nov. 30,
                           Per share income and capital changes*
                           Class A
                                     1995    1994    1993    1992  1991**    1990    1989    1988    1987    1986

Net asset value,                    $4.18   $4.76   $4.65   $4.55   $4.44   $4.57   $4.42   $4.34   $4.69   $4.30
beginning of year
                           Income from investment operations:
Net investment income                 .28     .30     .30     .31     .30     .34     .34     .34     .35     .36

Net gains (losses)                    .48   (.56)     .13     .12     .11    (.12)    .15     .08    (.34)    .49
(both realized
and unrealized)

Total from investment                 .76   (.26)     .43     .43     .41     .22     .49     .42     .01     .85
operations
                           Less distributions:
Dividends from net                   (.28)   (.30)   (.30)   (.32)   (.30)   (.34)   (.34)   (.34)   (.35)   (.36)
investment income

Distributions from                     --    (.02)   (.02)   (.01)     --    (.01)     --      --    (.01)   (.10)
realized gains

Total distributions                  (.28)   (.32)   (.32)   (.33)   (.30)   (.35)   (.34)   (.34)   (.36)   (.46)

Net asset value,                    $4.66   $4.18   $4.76   $4.65   $4.55   $4.44   $4.57   $4.42   $4.34   $4.69
end of year
                           Ratios/supplemental data

                                     1995    1994    1993    1992  1991**    1990    1989    1988    1987    1986

Net assets, end of                 $6,316  $5,769  $6,733  $6,036  $5,291  $4,750  $4,594  $4,070  $3,740  $3,730
year (in millions)

Ratio of expenses to                  .68%    .59%    .61%   .62%   .60%+    .60%    .60%     .59%   .60%    .60%
average daily net assets

Ratio of net income                  6.31%   6.50%   6.32%   6.86%   7.26%+  7.62%   7.50%   7.66%   7.80%   7.84%
to average
daily net assets

Portfolio turnover rate               14%     17%     10%     12%     10%     22%      7%     13%     15%     12%
(excluding short-term
securities)

Total return++                      18.6%  (5.8%)    9.6%    9.7%   10.1%+   5.5%   11.7%   11.2%   (1.8%)  22.7%

 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**The Fund's fiscal year-end was changed from Dec. 31 to Nov. 30, effective 1991.
 +Adjusted to an annual basis.
++Total return does not reflect payment of a sales charge.

PAGE 9
                           Performance
                           Financial highlights

                           Fiscal period ended Nov. 30,
                           Per share income and capital changes*
                           Class B**    Class Y**
                             1995           1995

Net asset value,            $4.46          $4.46
beginning of period
                           Income from investment operations:
Net investment income         .19            .22

Net gains (both realized      .20            .20
and unrealized)

Total from investment         .39            .42
operations
                           Less distributions:
Dividends from net           (.19)          (.22)
investment income

Net asset value,            $4.66          $4.66
end of period
                           Ratios/supplemental data

                             1995           1995

Net assets, end of            $71            $25
period (in millions)

Ratio of expenses to         1.48%+         0.54%+
average daily net assets

Ratio of net income          5.36%+         6.32%+
to average
daily net assets

Portfolio turnover rate       14%            14%
(excluding short-term
securities)

Total return++               8.9%           9.5%

 *For a share outstanding throughout the period. Rounded to the nearest cent.
**Inception date was March 20, 1995 for Class B and Class Y.
 +Adjusted to an annual basis.
++Total return does not reflect payment of a sales charge.

The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

PAGE 10
Average annual total returns as of Nov. 30, 1995

Purchase                        1 year    5 years    10 years
made                            ago       ago        ago
IDS High Yield Tax-Exempt:
  Class A                       +12.71%   + 7.03%    +  8.30%

Lehman Brothers
Municipal Bond
Index                           +18.91%   + 8.66%    +  9.01%

Cumulative total returns as of Nov. 30, 1995

Purchase                        1 year    5 years    10 years
made                            ago       ago        ago
IDS High Yield Tax-Exempt:
  Class A                       +12.71%   +40.45%    +121.97%

Lehman Brothers
Municipal Bond
Index                           +18.91%   +51.47%    +136.86%

These examples show total returns from hypothetical investments in Class A shares of the Fund. These returns are compared to those of a popular index for the same periods. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Nov. 30, 1995 were +3.78%, +3.87% and +9.45%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not other differences in expenses.

For purposes of calculation, information about the Fund assumes:
o     a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o     no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Lehman Brothers Municipal Bond Index is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

PAGE 11
Yield

Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. The Fund's SEC standardized yield for the 30-day period ended Nov. 30, 1995, was 4.95% for Class A, 4.46% for Class B and
5.38% for Class Y. The Fund calculates this 30-day SEC standardized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the public offering price per share on the last day of the period, and

o     converting the result to a yearly equivalent figure.

The Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

The Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest is exempt from federal income tax (according to the opinion of counsel for the issuer) and is not subject to the alternative minimum tax. This policy cannot be changed without shareholder approval. Other investments include derivative instruments, money market instruments and bonds subject to the alternative minimum tax computation.

Subject to certain contingencies, the Fund intends in early 1996 to achieve its investment objective by investing all of its assets in the Portfolio of the Trust, which is a separate investment company. The Portfolio has the same investment objectives, policies and restrictions as the Fund. The board of the Fund believes that by investing all of its assets in the Portfolio, the Fund will be in a position to realize directly or indirectly certain economies of

PAGE 12
scale inherent in managing a larger asset base. When the Fund converts to the master/feeder structure, the policies described below will apply to both the Fund and the Portfolio.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Bonds and notes exempt from federal income taxes: The Fund usually invests in medium- and lower-quality notes rated A, BBB or BB by Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc., or in securities the portfolio manager believes have similar qualities even though they are not rated or have been given a lower rating by a rating agency. The Fund invests in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. Securities that are subsequently downgraded in quality may continue to be held by the Fund and will be sold only when the Fund's investment manager believes it is advantageous to do so.

The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds or notes also fluctuates if the credit rating is upgraded or downgraded. The price of bonds or notes below investment grade may react more to the ability of a company to pay interest or principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default, and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them.

                          Bond ratings and holdings for fiscal 1995

                 S&P Rating                                      Percent of
                 (or Moody's             Protection of           net assets in
Percent of       or Fitch's              principal and           unrated securities
net assets       equivalent)             interest                assessed by AEFC
  21.20%         AAA                     Highest quality              5.90%
   6.61          AA                      High quality                   --
  20.96          A                       Upper medium grade           0.17
  22.46          BBB                     Medium grade                 2.18
   4.11          BB                      Moderately speculative       8.98
   0.80          B                       Speculative                  2.62
     --          CCC                     Highly speculative           0.09
     --          CC                      Poor quality                   --
     --          C                       Lowest quality               0.01
     --          D                       In default                   0.19
  20.74          Unrated                 Unrated securities           0.60

(See Appendix A to this prospectus describing bond ratings for further information.)

Bonds sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply

PAGE 13
with tax laws, the Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, the Fund may have to sell securities to have sufficient cash to pay the dividends.

Concentration: The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state. As the similarity in issuers increases, the potential for fluctuation in the net asset value of the Fund's shares also increases.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties, and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see Appendix C to this prospectus and the SAI.

Securities and derivative instruments that are illiquid: A security or derivative instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security

PAGE 14
and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and derivative instruments that are illiquid.

Money market instruments: Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the portfolio manager, appropriate short-term tax-exempt securities are not available, the Fund is authorized to make certain taxable investments as described in the SAI.

The investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Valuing Fund shares

The public offering price is the net asset value (NAV) plus the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

PAGE 15

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro rata portion as the Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The sales charges and distribution fee (included in "Ongoing expenses") are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

                           Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.
PAGE 16
If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and will
than Class B shares.                       no longer be subject to
                                           higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

     o Qualified employee benefit plans* if the plan:
        - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
        - at least $10 million in plan assets or
        - 500 or more participants; or
        - does not use daily transfer recordkeeping and has
        - at least $3 million invested in funds of the IDS MUTUAL
          FUND GROUP or
        - 500 or more participants.

     o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

PAGE 17
     o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

PAGE 18
                                    Three ways to invest

1
By regular account   Send your check and application          Minimum amounts
                     (or your name and account number         Initial investment: $2,000
                     if you have an established account)      Additional
                     to:                                      investments:        $  100
                     American Express Financial Advisors Inc. Account balances:   $  300*
                     P.O. Box 74
                     Minneapolis, MN  55440-0074

                     Your financial advisor will help
                     you with this process.

2
By scheduled         Contact your financial advisor           Minimum amounts
investment plan      to set up one of the following           Initial investment: $100
                     scheduled plans:                         Additional
                                                              investments:        $100/mo.
                     o  automatic payroll deduction           Account balances:   none
                                                              (on active plans of
                     o  bank authorization                    monthly payments)

                     o  direct deposit of
                        Social Security check

                     o  other plan approved by the Fund

3
By wire              If you have an established account,      If this information is not
                     you may wire money to:                   included, the order may be
                                                              rejected and all money
                     Norwest Bank Minneapolis                 received by the Fund, less
                     Routing No. 091000019                    any costs the Fund or AEFC
                     Minneapolis, MN                          incurs, will be returned
                     Attn:  Domestic Wire Dept.               promptly.

                     Give these instructions:                 Minimum amounts
                     Credit IDS Account #00-30-015            Each wire investment: $1,000
                     for personal account # (your
                     account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

PAGE 19
How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.

                   Two ways to request an exchange or redemption of shares

1
By letter                          Include in your letter:
                                   o  the name of the fund(s)
                                   o  the class of shares to be exchanged or redeemed
                                   o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                   o  your Taxpayer Identification Number (TIN)
                                   o  the dollar amount or number of shares you want to exchange or redeem
                                   o  signature of all registered account owners
                                   o  for redemptions, indicate how you want your money delivered to you
                                   o  any paper certificates of shares you hold

                                   Regular mail:
                                          American Express Shareholder Service
                                          Attn:  Redemptions
                                          P.O. Box 534
                                          Minneapolis, MN  55440-0534

                                   Express mail:
                                          American Express Shareholder Service
                                          Attn:  Redemptions
                                          733 Marquette Ave.
                                          Minneapolis, MN  55402

2
By phone
American Express Telephone         o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:               authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                    asking identifying questions and tape recording calls.  If reasonable
612-671-3800                       procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                   o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                   NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                   o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                   o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                   o  Phone privileges may be modified or discontinued at any time.

                                   Minimum amount
                                   Redemption:  $100

                                   Maximum amount
                                   Redemption:  $50,000

PAGE 20
Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same class from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

PAGE 21
                    Three ways to receive payment when you redeem shares

1
By regular or express mail                      o  Mailed to the address on record.
                                                o  Payable to names listed on the account.

                                                   NOTE:  The express mail delivery charges
                                                   you pay will vary depending on the
                                                   courier you select.

2
By wire                                         o  Minimum wire redemption:  $1,000.
                                                o  Request that money be wired to your bank.
                                                o  Bank account must be in the same
                                                   ownership as the IDS fund account.

                                                   NOTE:  Pre-authorization required.  For
                                                   instructions, contact your financial
                                                   advisor or American Express Shareholder Service.

3
By scheduled payout plan                        o  Minimum payment:  $50.
                                                o  Contact your financial advisor or American Express
                                                   Shareholder Service to set up regular
                                                   payments to you on a monthly, bimonthly,
                                                   quarterly, semiannual or annual basis.
                                                o  Purchasing new shares while under a payout
                                                   plan may be disadvantageous because of
                                                   the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested
Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your immediate family (spouse or unmarried children under 21) are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge.
PAGE 22
Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
   - a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

PAGE 23
o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

PAGE 24
Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American
Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
       - at least 59-1/2 years old, and
       - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
       - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

PAGE 25
American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest, is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and included in net investment income. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.) Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class. Class B shareholders will receive lower per share dividends than Class A and Class Y shareholders because expenses for Class B are higher than for Class A or Class Y. Class A shareholders will receive lower per share dividends than Class Y shareholders because expenses for Class A are higher than for Class Y.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

PAGE 26
o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund pays them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

PAGE 27
Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                                Use the Social Security or
For this type of account:                       Employer Identification number
                                                of:

Individual or joint account                     The individual or individuals
                                                listed on the account

Custodian account of a minor                    The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                  The grantor-trustee (the person
                                                who puts the money into the
                                                trust)

An irrevocable trust, pension                   The legal entity (not the
trust or estate                                 personal representative or
                                                trustee, unless no legal entity
                                                is designated in the account
                                                title)

Sole proprietorship                             The owner

Partnership                                     partnership

Corporate                                       The corporation

Association, club or                            The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for Federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

PAGE 28
Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

The Fund is a diversified, open-end management investment company, as defined in the Investment Company Act of 1940. Originally incorporated on Dec. 21, 1978 in Nevada, the Fund changed its state of incorporation on June 13, 1986 by merging into a Minnesota corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Special considerations regarding master/feeder structure

An investor in the Fund should be aware that, subject to certain contingencies, the Fund intends to achieve its investment objective in early 1996 by investing its assets in the Portfolio of the Trust, which has an identical investment objective to the Fund. This arrangement is commonly known as a master/feeder structure. The Trust is a separate investment company. Therefore, the Fund's interest in securities owned by the Portfolio will be indirect.
The board has considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio. The board believes that this approach offers opportunities for economies of scale. In determining to convert to a master/feeder structure, the board considered whether the aggregate of the fees of the Fund and

PAGE 29
the Portfolio will be more or less than if the Fund invested directly in the securities to be held by the Portfolio. The board negotiated certain expense reimbursement arrangements with AEFC to mitigate the impact of increases in aggregate costs, and believes that any additional costs not covered by such arrangements will be outweighed by the anticipated benefits to the Fund and its shareholders of conversion to a master/feeder structure.

The investment objective, policies and restrictions of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks."

To date, AEFC has sponsored and advised only traditionally structured funds that invest directly in a portfolio of securities and retain their own investment manager. Funds that invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and may be subject to additional regulations and risks.

In addition to selling units to the Fund, the Portfolio may sell units to other affiliated and non-affiliated mutual funds and to institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the same Portfolio.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the board determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, the board would consider what action might be taken, including investing all assets of the Fund in another pooled investment entity or retaining an investment advisor to manage the Fund's assets in accordance with its investment objective. The investment objective of the Fund and its Portfolio can only be changed with the approval of a majority of the outstanding voting securities. If the objective of the Portfolio changes and shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the Fund would seek an alternative investment vehicle for the Fund or retain an investment advisor on its behalf.

Investors in the Fund should be aware that smaller funds investing in the Portfolio may be adversely affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher prorated operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. Institutional investors in the Portfolio that have a greater pro rata ownership than the Fund could have effective voting control over the operation of the Portfolio. Certain changes in the Portfolio's fundamental objectives, policies

PAGE 30
and restrictions could require the Fund to redeem its interest in the Portfolio. Any such withdrawal could result in a distribution of in-kind portfolio securities (as opposed to cash distribution). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Wherever the Fund, as an investor in the Portfolio, is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of Fund shareholders. The Fund will vote its units in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. See "Investment manager and transfer agent" for a complete description of the management and other expenses associated with the Fund's investment in the Portfolio.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a board member of all publicly offered funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

PAGE 31
Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

Investment manager and transfer agent

The Fund pays AEFC for managing its portfolio, providing administrative services and serving as transfer agent (handling shareholder accounts).

Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold (subject to the direction and control of the board). Under the current agreement, effective March 20, 1995, the Fund pays AEFC a fee for these services based on the average daily net assets of the Fund, as follows:

PAGE 32
     Assets          Annual rate
     (billions)      at each asset level

     First $1.0      0.490%
     Next   1.0      0.465
     Next   1.0      0.440
     Next   3.0      0.415
     Next   3.0      0.390
     Over   9.0      0.360

Upon the implementation of the new fund structure, AEFC will provide these services to the Portfolio at the same annual rate currently paid by the Fund.

For the fiscal year ended Nov. 30, 1995, under the current and prior agreements, the Fund paid AEFC a total investment management fee of 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at an annual rate of 0.04% decreasing in gradual percentages to 0.02% as assets increase.

In addition, under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

       o   Class A   $15.50
       o   Class B   $16.50
       o   Class Y   $15.50

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Prior to March 20, 1995, the date when the Fund began offering more than one class of shares, the Fund paid an account-based distribution fee. That fee is part of Class A's total expenses shown below and was 0.01% of average daily net assets for the fiscal year ended Nov. 30, 1995. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. For the fiscal period from March 20, 1995 to Nov. 30, 1995, the asset-based sales charge paid by Class B shareholders was 0.75% of the average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

PAGE 33
Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Nov. 30, 1995, restated to reflect current agreements, were 0.72% of its average daily net assets. Annualized expenses for Class B and Class Y were 1.48% and 0.54%, respectively, based on the period from March 20, 1995 (the inception date for Class B and Class Y) to Nov. 30, 1995.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Nov. 30, 1995 were more than $127 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,800 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

PAGE 34
Appendix A

Description of bond ratings

Bond ratings concern the quality of the issuing state or local governmental unit. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 35
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 36
Appendix B

1996 Federal Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $96,900-$147,700 range. Under Adjusted Gross Income, $175,000 is in the $117,950 to $176,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.


Taxable income**                      Adjusted gross income*
__________________________________________________________________________________________

                                           $0       $117,950      $176,950            Over
                                           to             to            to
                                   $117,950(1)    $176,950(2)   $299,450(3)     $299,450(2)
__________________________________________________________________________________________

Married Filing Jointly
$   0 - $ 40,100                        15.00%
 40,100 - 96,900                        28.00          28.84%
 96,900 - 147,700                       31.00          31.93         33.19%
 147,700 - 263,750                      36.00          37.08         38.55           37.08%
 263,750 +                              39.60                        42.40***        40.79

__________________________________________________________________________________________

                                            0                     $117,950            Over
                                           to                           to
                                   $117,950(1)                  $240,450(3)     $240,450(2)
__________________________________________________________________________________________

Single

$      0 - $ 24,000                     15.00%
  24,000 -   58,150                     28.00
  58,150 -  121,300                     31.00                        32.56%
 121,300 -  263,750                     36.00                        37.81           37.08%
 263,750 +                              39.60                                        40.79
__________________________________________________________________________________________

  *Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 **Amount subject to federal income tax after itemized deductions and personal exemptions.
***This rate is applicable only in the limited case where your adjusted gross income is less than $299,450 and your taxable income exceeds $263,750.

PAGE 37
(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a single taxpayer has one personal exemption and joint taxpayers have two personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2:  Determing your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

                                 For these Tax-Exempt Rates:
___________________________________________________________________________________________
                         3.50%    4.00%   4.50%   5.00%    5.50%   6.00%   6.50%    7.00%
___________________________________________________________________________________________

Marginal Tax Rates                                Equal the Taxable Rates shown below:
___________________________________________________________________________________________
15.00%                   4.12     4.71    5.29    5.88     6.47    7.06    7.65     8.24
28.00%                   4.86     5.56    6.25    6.94     7.64    8.33    9.03     9.72
28.84%                   4.92     5.62    6.32    7.03     7.73    8.43    9.13     9.84
31.00%                   5.07     5.80    6.52    7.25     7.97    8.70    9.42     10.14
31.93%                   5.14     5.88    6.61    7.35     8.08    8.81    9.55     10.28
32.56%                   5.19     5.93    6.67    7.41     8.16    8.90    9.64     10.38
33.19%                   5.24     5.99    6.74    7.48     8.23    8.98    9.73     10.48
36.00%                   5.47     6.25    7.03    7.81     8.59    9.38    10.16    10.94
37.08%                   5.56     6.36    7.15    7.95     8.74    9.54    10.33    11.13
37.81%                   5.63     6.43    7.24    8.04     8.84    9.65    10.45    11.26
38.55%                   5.70     6.51    7.32    8.14     8.95    9.76    10.58    11.39
39.60%                   5.79     6.62    7.45    8.28     9.11    9.93    10.76    11.59
40.79%                   5.91     6.76    7.60    8.44     9.29    10.13   10.98    11.82
42.40%                   6.08     6.94    7.81    8.68     9.55    10.42   11.28    12.15
___________________________________________________________________________________________

PAGE 38
Appendix C

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

PAGE 39
Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

PAGE 40
                               IDS HIGH YIELD TAX-EXEMPT FUND
                                        Fund Profile
                                     dated Dec. 31, 1995

This profile contains key information about the Fund. More details appear in the Fund's accompanying prospectus.

1. Goal: The Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

2. Investment Strategies: The Fund usually invests in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax.

3. Risks: Some of the Fund's investments may be considered speculative and involve additional investment risks. Medium- and lower-quality bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

4. Appropriateness: The Fund is designed for long-term investors who are willing to tolerate fluctuations in principal in exchange for the potential for higher yields, and whose yield from investments exempt from federal income tax would exceed their after-tax return from similar taxable investments.

5. Fees and expenses: Shareholder transaction expenses are incurred by an investor upon the purchase or redemption of Fund shares. Fund operating expenses are paid out of the Fund's assets and are not charged directly to shareholder accounts, and are reflected in the Fund's daily share price and dividends.

Shareholder transaction expenses

                                       Class A   Class B   Class Y
Maximum sales charge on purchases
(as a percentage of offering price).......5%        0%        0%

Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%


Annual fund operating expenses*
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee                          0.44%     0.44%     0.44%
12b-1 fee                               0.00%     0.75%     0.00%
Other expenses                          0.28%     0.29%     0.10%
Total                                   0.72%     1.48%     0.54%

* Expenses for Class A are based on actual expenses for the last fiscal year, restated to reflect current fees. Expenses for Class B and Class Y are based on actual annualized expenses for the period from March 20, 1995 to Nov. 30, 1995.

PAGE 41
Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                   1 year      3 years      5 years      10 years
Class A             $57          $72         $ 88          $135
Class B             $65          $87         $101          $157**
Class B*            $15          $47         $ 81          $157**
Class Y             $ 6          $17         $ 30          $ 68

  * Assuming Class B shares are not redeemed at the end of the period.
 ** Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future.
Actual expenses may be higher or lower than those shown.

6. Past Performance:

                                         Performance
                             (Average Annual Returns 1986-1995)

   25

   20  20.3
       19.1                                                  17.5
   15                                                        17.4
                         11.4        12.1        12.3
   10              10.2  10.7        12.1   8.8   9.7
                    7.8          7.4        8.7
    5                            5.1
              3.2
    0         0.3
                                                       -4.6
   -5                                                  -5.2

  -10
       1986  1987  1988  1989  1990  1991  1992  1993  1994  1995

                                  XX IDS High Yield Tax-Exempt
                                  XX Lehman Muni. Bond Index

The graph above does not reflect the imposition of a sales charge at the time of purchase or redemption.

PAGE 42
Average annual total returns as of Dec. 31, 1995

Purchase made          1 year ago    5 years ago   10 years ago
Class A                 +11.52%        +7.18%         +8.18%

The returns shown above reflect maximum sales charges. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Dec. 31, 1995 were +4.97%, +5.06% and +10.72%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

The Fund's SEC standardized yield for the 30-day period ending Dec. 31, 1995 was 4.84% for Class A, 4.35% for Class B and 5.28% for
Class Y.

Returns shown should not be considered a representation of the Fund's future performance.

7. Investment Advisor:  The Fund's investment advisor is American
Express Financial Corporation.

8. Purchases: You may purchase shares by contacting your financial advisor. The minimum initial investment (other than investments made by scheduled investment plan or by wire) is $2,000. Sales charges on Class A shares range from 5.0% of the public offering price on the first $50,000 invested to 0% of the public offering price on amounts invested of $1,000,000 or more. No sales charge applies at the time of purchase of Class B shares although Class B shares may be subject to a contingent deferred sales charge ranging from 5% to 1% on redemptions made within six years and are subject to annual distribution (12b-1) fees. Class Y shares are sold without a sales charge to qualified institutional investors.

9. Redemptions: To sell (redeem) your shares, contact your financial advisor. Holders of Class B shares may be subject to a sales charge if they redeem within six years of purchase.

10. Distributions: The Fund distributes its net investment income, including short-term capital gains, to shareholders of record monthly. Net realized long-term capital gains, if any, from selling securities are distributed at the end of the calendar year. Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund unless you make alternative arrangements.

11. Other Services: You may redeem or exchange shares, and obtain additional information about your account and the Fund, by telephone. The Fund also provides telephone service for the hearing impaired. To help you track and evaluate the performance of your shares, American Express Financial Corporation provides you with quarterly statements, yearly tax statements and a personalized mutual fund progress report.

                             STATEMENT OF ADDITIONAL INFORMATION

                                            FOR

                               IDS HIGH YIELD TAX-EXEMPT FUND

                                        Jan. 29, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated Jan. 29, 1996, and it is to be used with the prospectus dated Jan. 29, 1996, and the Annual Report for the fiscal year ended Nov. 30, 1995.

PAGE 44
                                      TABLE OF CONTENTS

Goal and Investment Policies.........................See Prospectus

Additional Investment Policies................................p. 3

Portfolio Transactions........................................p. 6

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p. 8

Performance Information.......................................p. 9

Valuing Fund Shares...........................................p. 11

Investing in the Fund.........................................p. 12

Redeeming Shares..............................................p. 16

Pay-out Plans.................................................p. 17

Capital Loss Carryover........................................p. 18

Taxes.........................................................p. 18

Agreements....................................................p. 19

Board Members and Officers....................................p. 23

Custodian.....................................................p. 27

Independent Auditors..........................................p. 27

Financial Statements..............................See Annual Report

Prospectus....................................................p. 28

Appendix A:  Description of Short-Term Securities.............p. 28

Appendix B:  Options and Interest Rate Futures Contracts......p. 30

Appendix C:  Dollar-Cost Averaging............................p. 36

PAGE 45
ADDITIONAL INVESTMENT POLICIES

Subject to certain contingencies, the Fund intends in early 1996 to achieve its goals by investing all of its assets in Aggressive Tax-Free Portfolio (the "Portfolio") of the Tax-Free Income Trust (the "Trust"), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies and restrictions as the Fund.

Fundamental investment restrictions adopted by a Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940. Whenever a Fund is requested to vote on a change in the investment restrictions of the corresponding Portfolio, the Fund will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and the Portfolio and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

PAGE 46
'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund will not:

'Buy on margin or sell short, but it may enter into interest rate futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation. For purposes of complying with Ohio law, the Fund will not invest more than 15% of its total assets in a

PAGE 47
combination of illiquid securities, 144A securities and securities of companies, including any predecessor, that have a record of less than three years continuous operations.

'Purchase securities of an issuer if the board members and officers of the Fund and of American Express Financial Corporation (AEFC) hold more than a certain percentage of the issuer's outstanding securities. The holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment.

The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

The Fund may invest in commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933 (4(2) paper). In determining the liquidity of 4(2) paper, the investment manager, under guidelines established by the

PAGE 48
board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of short-term securities, see Appendix A. For a discussion on options and interest rate futures contracts, see
Appendix B.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies, information on specific industries;

PAGE 49
information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission (SEC).

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any of its subsidiaries.

PAGE 50
When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Fund paid total brokerage commissions of $0 for the fiscal year ended Nov. 30, 1995, $204,722 for fiscal year 1994, and $-0- for fiscal year 1993. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal year ended Nov. 30, 1995, the Fund held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 14% in the fiscal year ended Nov.
30, 1995, and 17% in fiscal year 1994.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PAGE 51
No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                             ERV - P
                                P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

             Yield = 2[(a-b + 1)6 - 1]
                         cd

PAGE 52
where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was 4.95% for Class A, 4.46% for Class B, and 5.38% for Class Y for the 30-day period ended Nov. 30, 1995.

Distribution yield

Distribution yield is calculated according to the following formula:

                  D   divided by  POP  F equals  DY
                  30              30

where:     D = sum of dividends for 30-day period
         POP = sum of public offering price for 30-day period
           F = annualizing factor
          DY = distribution yield

The Fund's distribution yield was 5.61% for Class A, 5.16% for
Class B, and 6.07% for Class Y for the 30-day period ended Nov. 30,
1995.

Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1995.

Marginal
Income Tax          Tax-Equivalent Yield
Bracket                 Distribution              Annualized

Class A
15.0%                     6.60%                      5.82%
28.0%                     7.79%                      6.88%
33.0%                     8.37%                      7.39%

Class B
15.0%                     6.07%                      5.25%
28.0%                     7.17%                      6.19%
33.0%                     7.70%                      6.66%

Class Y
15.0%                     7.14%                      6.33%
28.0%                     8.43%                      7.47%
33.0%                     9.06%                      8.03%

PAGE 53
In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On Nov. 30, 1995, the first business day following the end of the fiscal year, the computation looked like this:

              Net assets before                       Shares outstanding               Net asset value
              shareholder transactions                at end of previous day           of one share
  Class A        $6,327,490,481         divided by      1,356,375,237         equals   $4.665
  Class B            71,544,288                            15,336,396                   4.665
  Class Y            24,928,184                             5,343,662                   4.665

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities

PAGE 54
quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made Dec. 1, 1995, was determined by dividing the net asset value of one share, $4.665, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $4.91. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

PAGE 55
Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                             Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                               On total investment, sales
                                             charge as a percentage of
                                        Public                         Net
                                   Offering Price              Amount Invested
Amount of Investment                            ranges from:
First    $   50,000                        5.00%                       5.26%
More than    50,000 to   100,000      5.00-4.50                   5.26-4.71
More than   100,000 to   500,000      4.50-3.80                   4.71-3.95
More than   500,000 to   999,999      3.80-2.00                   3.95-2.04
$1,000,000 or more                    0.00                        0.00

PAGE 56
Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your immediate family (spouse and unmarried children under 21). For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $25,000 in IDS Stock Fund and $5,000 in this Fund. If you invest $40,000 more in this fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The

PAGE 57
adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charges previously paid.

Systematic Investment Programs

After you make your investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often you want to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix C.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

PAGE 58
Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as

PAGE 59
set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

PAGE 60
Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryover of $37,326,194 at Nov. 30, 1995, that will expire in 2002.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired.

TAXES

If you buy shares in one of the funds and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the fiscal year ended Nov. 30, 1995, 100% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions received by individual and corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

PAGE 61
Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law and an election made by the Fund under federal tax rules, by the end of a calendar year the fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $1.0              0.490%
Next   1.0              0.465
Next   1.0              0.440
Next   3.0              0.415
Next   3.0              0.390
Over   9.0              0.360

PAGE 62
On Nov. 30, 1995, the daily rate applied to the Fund's net assets was equal to 0.437% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid was $27,955,627 for the fiscal year ended Nov. 30, 1995, $32,334,785 for fiscal year 1994, and $33,286,494 for fiscal year 1993.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the prior and current agreements, the Fund paid nonadvisory expenses of $1,286,967 for the fiscal year ended Nov. 30, 1995, $1,279,548 for fiscal year 1994, and $1,834,752 for fiscal year 1993.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.040%
     Next   1.0      0.035
     Next   1.0      0.030
     Next   3.0      0.025
     Next   3.0      0.020
     Over   9.0      0.020

On Nov. 30, 1995, the daily rate applied to the Fund's net assets was equal to 0.029% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $1,291,773 for the fiscal period ended Nov. 30, 1995.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the

PAGE 63
Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $2,895,775 for the fiscal year ended Nov. 30, 1995.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $10,983,283 for the fiscal year ended Nov. 30, 1995. After paying commissions to personal financial advisors, and other expenses, the amount retained was $2,241,689. The amounts were $16,213,287 and $5,755,330 for fiscal year 1994, and $30,119,652 and $10,653,657 for fiscal year 1993.

Additional information about commissions and compensation for the fiscal year ended Nov. 30, 1994, is contained in the following table:

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation
AEFC             None            None            None*      $531,404**

American
Express
Financial
Advisors      $10,983,283        None            None          None

*For further information see "Brokerage Commissions Paid to Brokers Affiliated with AEFC."
**Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and

PAGE 64
Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the Investment Company Act of 1940, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended Nov. 30, 1995, under the prior and current agreements, the Fund paid fees of $531,404.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid total fees and nonadvisory expenses of $41,551,291 for the fiscal year ended Nov. 30, 1995.

PAGE 65
BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, also are board members of all other funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all publicly offered funds. All shares have cumulative voting rights with respect to the election of board members.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and the Interpublic Group of Companies, Inc. (advertising), and FPL Group, Inc. (holding company for Florida Power and Light).

William H. Dudley**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

PAGE 66
Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

PAGE 67
William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

PAGE 68
The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP.  Director,
Senior Vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Fund of AEFC receive an annual fee of $6,500. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Board, $1,000; meetings of the Contracts Committee, $750; meetings of the Audit, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent board members receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the board member served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year ended Nov. 30, 1995, the members of the board, for attending up to 27 meetings, received the following compensation:

PAGE 69
                                     Compensation Table

                      Aggregate      Retirement      Estimated       Total cash
                      compensation   benefits        annual          compensation
                      from the       accrued as      benefit on      from the IDS
  Board member        Fund           Fund expenses   retirement      MUTUAL FUND GROUP
  Lynne V. Cheney     $7,799         $ 2,864         $3,750          $70,000
  Robert F. Froehlke   7,826          11,023          3,750           71,100
  Heinz F. Hutter      7,734           4,877          1,813           67,500
  Anne P. Jones        7,825           2,820          3,750           71,000
  Donald M. Kendall    7,671          13,421          3,750           65,000
  Melvin R. Laird      7,825           9,717          3,750           71,000
  Lewis W. Lehr        7,805          13,305          3,656           70,200
  Edson W. Spencer     7,882           6,581          2,000           73,500
  Wheelock Whitney     7,801           5,537          3,750           70,100
  C. Angus Wurtele     7,695           4,764          3,719           66,000

On Nov. 30, 1995, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Nov. 30, 1995, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $209,269, including $74,909 of retirement plan benefits, from this Fund.

CUSTODIAN

The Fund's securities and cash are held by First Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended Nov. 30, 1995, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS High Yield Tax-Exempt Fund dated Jan. 29,
1996, is hereby incorporated in this SAI by reference.

PAGE 70
APPENDIX A

DESCRIPTION OF SHORT-TERM SECURITIES

Short-term Tax-exempt Securities

A portion of the Fund's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1) Tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5)   Construction loan notes insured by the Federal Housing
Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the
Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Project notes issued by local housing authorities to finance urban renewal and public housing projects. These notes are guaranteed by the full faith and credit of the U.S. government.

(8) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term Taxable Securities and Repurchase Agreements

Depending on market conditions, a portion of the Fund's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

PAGE 71
(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable business to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Standard & Poor's or Moody's. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends;

Standard & Poor's rating A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

Standard & Poor's rating A-2 indicates that capacity for timely payment on issues with this designation is strong.

Moody's rating Prime-1 (P-1) indicates a superior capacity for repayment of short-term promissory obligations.

Moody's rating Prime-2 (P-2) indicates a strong capacity for repayment of short-term promissory obligations.

(7) Repurchase agreements involving acquisition of securities by the Fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

PAGE 72
APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized

PAGE 73
only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record-keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

'All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

'The Fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Fund, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. PAGE 74
Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the Exchange. An option listed on a national exchange, Chicago Board Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

PAGE 75
Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

PAGE 76
RISKS. There are risks in engaging in each of the management tools described above. The risk the Fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract . If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and

PAGE 77
related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 78
APPENDIX C

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

Independent auditors' report
___________________________________________________________________

The board of directors and shareholders
IDS High Yield Tax-Exempt Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS High Yield Tax-Exempt Fund, Inc. as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for each of the years in the four-year period ended November 30, 1995, the eleven months ended November 30, 1991, and for each of the years in the five-year period ended December 31, 1990. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS High Yield Tax-Exempt Fund, Inc. at November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended November 30, 1995 and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 5, 1996

PAGE 80

                          Financial statements

                          Statement of assets and liabilities
                          IDS High Yield Tax-Exempt Fund, Inc.
                          Nov. 30, 1995

_____________________________________________________________________________________________________________
                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
   (identified cost $5,819,390,076)                                                            $6,368,385,523
Accrued interest receivable                                                                       133,225,662
Receivable for investment securities sold                                                           8,075,387
_____________________________________________________________________________________________________________

Total assets                                                                                    6,509,686,572
_____________________________________________________________________________________________________________
                          Liabilities
_____________________________________________________________________________________________________________

Disbursements in excess of cash on demand deposit                                                   8,039,134
Dividends payable to shareholders                                                                   3,129,604
Payable for investment securities purchased                                                        85,670,999
Accrued investment management services fee                                                            152,575
Accrued distribution fee                                                                                2,892
Accrued service fee                                                                                    60,851
Accrued transfer agency fee                                                                             8,882
Accrued administrative services fee                                                                    10,269
Other accrued expenses                                                                                414,061
_____________________________________________________________________________________________________________

Total liabilities                                                                                  97,489,267
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                             $6,412,197,305
_____________________________________________________________________________________________________________
                          Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value                            $   13,770,553
Additional paid-in capital                                                                      5,919,751,620
Undistibuted net investment income                                                                      6,694
Accumulated net realized loss (Notes 1 and 5)                                                     (86,902,133)
Unrealized appreciation (Note 4)                                                                  565,570,571
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                       $6,412,197,305
_____________________________________________________________________________________________________________

Net assets applicable to outstanding shares: Class A                                           $6,315,912,069
                                             Class B                                           $   71,409,025
                                             Class Y                                           $   24,876,211
Net asset value per share of outstanding capital stock: Class A shares     1,356,375,237       $         4.66
                                                        Class B shares        15,336,396       $         4.66
                                                        Class Y shares         5,343,662       $         4.66
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE 81
                          Financial statements

                          Statement of operations
                          IDS High Yield Tax-Exempt Fund, Inc.
                          Year ended Nov. 30, 1995

_____________________________________________________________________________________________________________
                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                       $  426,651,811
_____________________________________________________________________________________________________________

Expenses (Note 2):
Investment management services fee                                                                 27,955,627
Distribution fee
  Class A                                                                                             340,583
  Class B                                                                                             190,821
Transfer agency fee                                                                                 2,894,330
Incrementel transfer agency fee - Class B                                                               1,445
Service fee
  Class A                                                                                           7,545,233
  Class B                                                                                              44,512
Administrative services fee                                                                         1,291,773
Compensation of directors                                                                             154,268
Compensation of officers                                                                               55,001
Custodian fees                                                                                        251,981
Postage                                                                                               416,409
Registration fees                                                                                     100,498
Reports to shareholders                                                                               239,742
Audit fees                                                                                             41,250
Administrative                                                                                         44,577
Other                                                                                                  68,769
_____________________________________________________________________________________________________________
Total expenses                                                                                     41,636,819
_____________________________________________________________________________________________________________
   Earning credits on cash balances (Note 2)                                                          (85,528)
_____________________________________________________________________________________________________________
Total net expenses                                                                                 41,551,291
_____________________________________________________________________________________________________________

Investment income -- net                                                                          385,100,520
_____________________________________________________________________________________________________________
                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security transactions (Note 3)                                                 9,976,656
Net realized gain on financial futures contracts                                                    1,876,411
_____________________________________________________________________________________________________________
Net realized gain on investments                                                                   11,853,067
Net change in unrealized appreciation or depreciation                                             641,790,089
_____________________________________________________________________________________________________________
Net gain on investments                                                                           653,643,156
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                           $1,038,743,676
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE 82

                          Financial statements

                          Statements of changes in net assets
                          IDS High Yield Tax-Exempt Fund, Inc.
                          Year ended Nov. 30,

_____________________________________________________________________________________________________________
                          Operations and distributions                                1995               1994
_____________________________________________________________________________________________________________
Investment income -- net                                                     $  385,100,520    $  416,298,236
Net realized gain (loss) on investments                                          11,853,067       (76,837,611)
Net change in unrealized appreciation or depreciation                           641,790,089      (714,013,228)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations               1,038,743,676      (374,552,603)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                                                   (383,035,556)     (416,298,458)
     Class B                                                                     (1,365,603)               --
     Class Y                                                                       (697,056)               --
   Net realized gain
      Class A                                                                            --       (30,681,908)
_____________________________________________________________________________________________________________

Total distributions                                                            (385,098,215)     (446,980,366)
_____________________________________________________________________________________________________________
                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                                                      911,837,002     1,010,567,033
   Class B shares                                                                71,192,048                --
   Class Y shares                                                               125,163,992                --
Reinvestment of distributions at net asset value
   Class A shares                                                               263,493,454       316,177,064
   Class B shares                                                                 1,122,982                --
   Class Y shares                                                                       450                --
Payments for redemptions
   Class A shares                                                            (1,278,436,169)   (1,469,116,761)
   Class B shares (Note 2)                                                       (2,940,998)               --
   Class Y shares                                                              (101,934,182)               --
_____________________________________________________________________________________________________________

Decrease in net assets from capital share transactions                          (10,501,421)     (142,372,664)
_____________________________________________________________________________________________________________

Total increase (decrease) in net assets                                         643,144,040      (963,905,633)

Net assets at beginning of year                                               5,769,053,265     6,732,958,898
_____________________________________________________________________________________________________________

Net assets at end of year
  (including undistributed net investment income of
  $6,694 and $0)                                                             $6,412,197,305    $5,769,053,265
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE 83
Notes to financial statements

IDS High Yield Tax-Exempt Fund, Inc.
___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

PAGE 84
Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1995, the Fund had entered into outstanding when-issued or forward commitments of $63,207,971.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.
PAGE 85
On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $4,389 and accumulated net realized loss has been increased by $4,389.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.11% of average daily net assets.

Also under terms of the prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15.50 per shareholder account.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

PAGE 86
Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $10,966,401 for Class A and $16,882 for Class B for the year ended Nov. 30, 1995. During the year ended Nov. 30, 1995, the Fund's custodian and transfer agency fees were reduced by $85,528 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $74,909 for the year ended Nov. 30, 1995.

___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $849,400,189 and $837,487,421, respectively, for the year ended Nov. 30, 1995. Realized gains and losses are determined on an identified cost basis.

___________________________________________________________________
4. Interest rate futures contracts

At Nov. 30, 1995, investments in securities included securities valued at $35,302,175 that were pledged as collateral to cover initial margin deposits on 3,051 open purchase contracts. The market value of the open contracts at Nov. 30, 1995 was $365,410,406 with a net unrealized gain of $16,575,124. The Fund maintains, in a segregated account with its custodian, securities with at least a market value equal to the value of these open long futures contracts.

PAGE 87
___________________________________________________________________
5. Capital loss carryover

For federal income tax purposes, the Fund has a capital loss carryover of $37,326,194 at Nov. 30, 1995 that will expire in 2002 if not offset by subsequent capital gains. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

___________________________________________________________________
6. Capital share transactions

Transactions in shares of capital stock for the years indicated are as follows:

_______________________________________________________________________________________
                                 Year ended Nov. 30, 1995                    Year ended
                                                                               11/30/94
                                 Class A      Class B*         Class Y*         Class A
_______________________________________________________________________________________
Sold                       205,021,043      15,737,180      27,954,933     222,781,222
Issued for reinvested       58,903,368         246,893             100      70,023,194
   distributions
Redeemed                  (288,309,966)       (647,677)    (22,611,371)   (327,007,352)
_______________________________________________________________________________________
Net increase (decrease)    (24,385,555)     15,336,396       5,343,662     (34,202,936)
_______________________________________________________________________________________
*Inception date was March 20, 1995.

7. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

PAGE 88

                          Investments in securities

                          IDS High Yield Tax-Exempt Fund, Inc.                                (Percentages represent value of
                          Nov. 30, 1995                                                   investments compared to net assets)
_____________________________________________________________________________________________________________________________
Municipal bonds (97.5%)
_____________________________________________________________________________________________________________________________
Name of issuer and title of issue (b,c,j)                                   Coupon   Maturity    Principal           Value(a)
                                                                              rate                  amount
_____________________________________________________________________________________________________________________________
Alabama (1.0%)
Baldwin County Eastern Shore Health Care Authority Hospital Revenue Bonds
  Thomas Hospital Series 1991                                                8.50 %    2016    $ 4,765,000     $    5,246,932
Camden Industrial Development Board Solid Waste Disposal Revenue Bonds
  MacMillan Bloedel Series 1991A A.M.T.                                      7.75      2019      8,500,000          9,100,355
Columbia Industrial Development Board Pollution Control Revenue Bonds
  Alabama Power Farley Plant Series E                                        9.25      2015     11,500,000         11,731,725
Courtland Industrial Development Board Pollution Control Refunding Bonds
  Champion International                                                     6.15      2019     17,000,000         17,209,610
Marengo County Limited Obligation Capital Outlay Warrants Series 1988        8.50      2018      3,000,000          3,415,980
Mobile Industrial Development Board Solid Waste Refunding Revenue Bonds
  Mobile Energy Services                                                     6.95      2020     11,250,000         11,826,337
Mobile Medical Clinic Board Psychiatric Revenue Bonds Charter Medical       11.50      2008      2,740,000          2,788,279
                                                                                                               ______________
Total                                                                                                              61,319,218
_____________________________________________________________________________________________________________________________
Alaska (0.6%)
Anchorage Municipality Senior Lien Electric Revenue Bonds Series 1986
  (AMBAC Insured)                                                            6.00      2019     10,150,000         10,179,740
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon (CGIC Insured)                                                 7.051     2004      7,000,000 (f)      4,600,680
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon (CGIC Insured)                                                 7.151     2005      7,000,000 (f)      4,336,290
State Finance Housing Authority Series 1995A (MBIA Insured)                  5.875     2030     18,500,000         18,539,405
                                                                                                               ______________
Total                                                                                                              37,656,115
_____________________________________________________________________________________________________________________________
Arizona (0.4%)
Chandler Industrial Development Authority Beverly Enterprises
  Series 1994                                                                7.625     2008      2,900,000          3,011,505
Maricopa County Hospital System Revenue Bonds Samaritan Health Services
  Series 1981                                                               12.00      2008      4,715,000          5,370,811
Maricopa County Industrial Development Authority Hospital System
  Refunding Revenue Bonds Samaritan Health Services Series 1985A             9.25      2015      7,000,000          7,141,050
Maricopa County Pollution Control Refunding Revenue Bonds
  Palo Verde Public Service                                                  6.375     2023      3,500,000          3,421,740
Phoenix Civic Improvement Waste Water System
  Lease Refunding Revenue Bonds                                              5.00      2018      5,000,000          4,765,650
Scottsdale Industrial Development Authority Beverly Enterprises
  Series 1994                                                                7.625     2008      3,170,000          3,291,887
                                                                                                               ______________
Total                                                                                                              27,002,643
_____________________________________________________________________________________________________________________________
Arkansas (0.2%)
Pope County Pollution Control Revenue Bonds Arkansas Power & Light
  Series 1985                                                               11.00      2015      7,380,000          7,533,283
Pope County Solid Waste Disposal Revenue Bonds Arkansas Power & Light
  Series 1991 A.M.T.                                                         8.00      2021      3,250,000          3,544,775
                                                                                                               ______________
Total                                                                                                              11,078,058
_____________________________________________________________________________________________________________________________
California (7.3%)
Burbank Redevelopment Agency Tax Allocation Bonds
  Golden State Series 1993A                                                  6.00     2013-23    9,500,000          9,389,020
Community Development Authority Health Facilities Unihealth America
  Certificate of Participation Series 1993 Inverse Floater (AMBAC Insured)   7.215     2011     22,400,000 (d)     23,436,000
East Bay Municipal Utility District Water Revenue Bonds
  Series 1993 Inverse Floater (MBIA Insured)                                 6.67      2008     15,500,000 (d)     15,713,125
Eden Township Hospital District Insured Health Facilities
  Refunding Revenue Bonds Certificate of Participation
Eden Hospital Health Services Series 1993                                    5.85      2018      3,750,000          3,671,625
Foothill Eastern Transportation Corridor Agency Toll Road Revenue Bonds
   Series 1995A                                                              5.00      2035     41,070,000         34,474,569
Foothill Eastern Transportation Corridor Agency Toll Road Revenue Bonds
   Series 1995A                                                              6.00      2034     32,250,000         31,585,972
Fresno Health Facility Refunding Revenue Bonds
  Holy Cross Health System (MBIA Insured)                                    5.625     2013      3,000,000          3,066,750
PAGE 89
Los Angeles County Certificate of Participation Inverse Floater              6.708     2015     20,000,000 (d)     19,366,600
Los Angeles County Metropolitan Transportation Authority Proposition C
   Sales Tax Revenue Bonds (AMBAC Insured)                                   5.00      2025     17,750,000         16,656,423
Los Angeles International Airport Regional Airports Improvement
  Corporation Refunding Revenue Bonds United Airlines Series 1984            8.80      2021     11,650,000         13,115,687
Los Angeles International Airport Regulatory Airports Improvement
  Sublease Revenue Bonds Western Airlines Issue 1985                        11.25      2025     10,000,000         10,309,900
Los Angeles Water & Power Electric Plant Refunding Revenue Bonds
  Series 1992                                                                6.375     2020     10,000,000         10,589,300
Modesto Santa Clara Redding Public Power Bonds San Juan Series C
  (AMBAC Insured)                                                            5.50      2021      4,500,000          4,373,460
Northern California Power Agency Geothermal #3 Revenue Bonds                 5.00      2009     49,635,000         47,738,447
Novato Community Facility District #1 Vintage Oaks Public
  Improvement Special Tax Refunding Bonds                                    7.25      2021      5,000,000          5,259,950
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center (MBIA Insured)                                      5.25      2019      7,000,000          6,796,370
Orange County Special Tax Community Facilities Bonds
  Aliso Veijo District 88-1 Series 1992A                                     7.35      2018      6,000,000          7,119,180
Pleasanton Joint Powers Financing Authority Reassessment
  Revenue Bonds Series 1993A                                                 6.15      2012      4,865,000          4,975,435
Regional Airports Improvement Facilities Sublease Revenue Bonds
  Continental Airlines Los Angeles International Airport
  Series 1988 A.M.T.                                                         9.00     2008-17   12,600,000         13,656,772
Sacramento Cogeneration Authority Revenue Bonds
  Proctor & Gamble Series 1995                                               6.50     2014-21   11,800,000         12,252,910
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series R                                                                   6.00     2015-17   20,385,000         20,390,552
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series 1993D Inverse Floater (FSA Insured)                                 6.47      2005     15,800,000 (d)     17,202,250
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series 1993D Inverse Floater (FSA Insured)                                 6.67      2006     16,400,000 (d)     17,712,000
Sacramento Municipal Utility District Electric Refunding Revenue Bonds
  Series 1993D Inverse Floater (MBIA Insured)                                7.12      2015     15,000,000 (d)     14,943,750
San Joaquin Hills Orange County Transportation Corridor Agency
  Senior Lien Toll Road Revenue Bonds                                        6.75      2032     14,785,000         15,352,744
San Jose Redevelopment Agency Merged Area Tax Allocation Bonds
  Series 1993 Inverse Floater (MBIA Insured)                                 5.591     2014     30,600,000 (d)     30,561,750
San Marcos Public Facility Authority Refunding Revenue Bonds
  Civic Center Public Improvement Series A                                   6.20      2022     12,300,000         12,125,094
Sierra Unified School District Fresno County Certificate of Participation
  Capital Financing Refunding Bonds Series 1993                              6.125     2018      6,470,000          6,476,599
Southern California Public Power Authority Power Revenue Bonds
  Palo Verde Series 1993 Inverse Floater (FGIC Insured)                      6.521     2017     20,000,000 (d)     19,225,000
Southern California Public Power Authority Power Revenue Bonds
  Series 1986B                                                               5.75      2017      2,025,000          2,024,879
Southern California Public Power Authority Transmission
  Refunding Revenue Bonds Series 1986B                                       7.00      2022      1,500,000          1,566,080
South Tahoe Joint Power Financing Authority Refunding Revenue Bonds
South Tahoe Area #1 Series 1995B                                             6.00      2028      4,500,000          4,325,265
Ukiah Unified School District Mendocino County
  Certificate of Participation Series 1993                                   6.00      2010      5,000,000          5,033,250
University of California Refunding Revenue Bonds
  Multiple Purpose Project (AMBAC Insured)                                   5.25      2016      6,000,000          5,866,020
                                                                                                               ______________
Total                                                                                                             466,352,728
_____________________________________________________________________________________________________________________________
Colorado (5.1%)
Arapahoe County Capital Improvement Trust Fund E-470 Highway Revenue Bonds   7.00      2026     19,000,000         20,480,290
Arapahoe County Industrial Development Revenue Bonds
  Dillion Real Estate-Kroger                                                 8.00      2009      4,000,000          4,398,040
Aurora Centretech Metropolitan District Arapahoe County Series 1987B         6.00      2023      5,732,785          4,458,903
Briargate Public Building Authority Landowner Assessment Lien Bonds
  Series 1985A                                                              10.25      2000      5,000,000 (e)      3,000,000
Colorado Health Facility Authorization Revenue Bonds
   Escrowed to Maturity Liberty Heights Zero Coupon                          7.50      2022     81,465,000 (f)     14,314,215
Colorado Springs Cottonwood General Improvement District
  General Obligation Bonds Series 1986                                       9.25      2031      3,500,000          1,155,000
Colorado Springs Hospital Revenue Bonds Memorial Hospital Series 1990        7.875     2010      5,000,000          5,821,050
Colorado Springs Stetson Hills Public Building Authority
  Landowner Assessment Lien Bonds Series 1988A                               9.75      2008      2,869,110 (e)         84,639
Colorado Springs Utilities System Refunding Revenue Bonds Series 1991C       6.50      2015     24,895,000         27,034,725
Colorado Springs Utilities System Refunding Revenue Bonds Series 1991C       6.75     2001-21   30,000,000         33,559,298
Colorado Springs Utilities System PreRefunded Revenue Bonds Series 1991C     6.50      2015      1,505,000          1,696,496
Denver City & County Airport Systems Revenue Bonds Series 1991A A.M.T.       8.75      2023     10,000,000         11,844,000
Denver City & County Airport Systems Revenue Bonds Series 1991D A.M.T.       7.75      2021      8,650,000          9,663,347
Denver City & County Airport Systems Revenue Bonds Series 1992A              7.25      2025     20,975,000         22,989,859
Denver City & County Airport Systems Revenue Bonds Series 1992B A.M.T.       7.25      2023     20,500,000         22,186,945
Denver City & County Airport Systems Revenue Bonds Series 1994A A.M.T.       7.50     2013-23   24,340,000         27,021,931
Denver City & County Airport Systems Revenue Bonds Series 1995A
   (MBIA Insured)                                                            5.70      2025     20,000,000         20,068,200
PAGE 90
Denver City & County GVR Metropolitan District
  General Obligation Refunding & Improvement Bonds Series 1985              10.25      2002      4,000,000          4,040,720
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds Series 1991                             8.00      2006      1,385,000          1,410,304
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds Series 1995B                           11.00      2006        730,000            704,450
Denver Special Facility Airport Revenue Bonds United Air Lines
  Series A A.M.T.                                                            6.875     2032     25,400,000         26,132,790
Denver Urban Renewal Authority Tax Increment Revenue Bonds
  South Broadway Montgomery Ward Urban Renewal Series 1992                   8.50      2016     14,520,000         15,270,684
Denver West Metropolitan District General Obligation Refunding
   Improvement Bonds Series 1995                                             7.00      2014      4,230,000          4,414,682
El Paso County School District #20 General Obligation Refunding Bonds
  Series 1993A                                                               6.10      2005      2,215,000          2,398,181
El Paso County School District #20 General Obligation Refunding Bonds
  Series 1993A                                                               6.15      2008      1,000,000          1,078,300
El Paso County School District #20 General Obligation Refunding Bonds
  Series 1993A                                                               6.20      2007      1,250,000          1,356,300
Hotchkiss Industrial Development Revenue Bonds Dillion Real Estate-Kroger    8.00      2009      1,500,000          1,652,565
Housing Finance Authority Single Family Program Senior Bonds
  Series 1991B (FGIC Insured)                                                7.25      2011      3,170,000          3,394,626
Housing Finance Authority Single Family Program Senior Bonds
  Series 1991B (FGIC Insured)                                                7.30      2018      2,865,000          3,034,665
Northern Colorado Water District Revenue Bonds Series D                      6.00      2015      4,000,000          4,018,080
Superior Metropolitan District #2 Limited Tax General Obligation
  Refunding Bonds MDC Holdings Series 1994B                                  7.50      1998      3,300,000          3,427,314
Superior Metropolitan District #2 Limited Tax General Obligation
  Refunding Bonds MDC Holdings Series 1994B                                  8.25      2013      2,580,000          2,799,558
Superior Metropolitan District #2 Limited Tax General Obligation
  Refunding Bonds MDC Holdings Series 1994B                                  8.50      2013     12,000,000         13,263,720
Thornton Industrial Development Revenue Bonds Dillion Real Estate-Kroger     8.00      2009      4,500,000          4,500,000
Westminster Industrial Development Revenue Bonds Dillion Real Estate-Kroger  8.00      2009      3,500,000          3,848,285
                                                                                                               ______________
Total                                                                                                             326,522,162
_____________________________________________________________________________________________________________________________
Connecticut (0.1%)
State Transportation Infrastructure Special Tax Obligation Revenue Bonds
  Series B                                                                   5.70      1997      4,300,000          4,430,204
_____________________________________________________________________________________________________________________________
District of Columbia (1.0%)
General Obligation Refunding Bonds Series A                                  7.875     2006     12,625,000         13,136,313
General Obligation Refunding Bonds Series 1994A (MBIA Insured)               6.00      2010     27,875,000         28,930,626
General Obligation Refunding Bonds Series 1994A (MBIA Insured)               6.10      2011      7,580,000          7,896,162
General Obligation Refunding Bonds Series 1994B-2 (FSA Insured)              5.50      2006     12,405,000         12,703,216
Housing Finance Agency Multiple Family Mortgage Revenue Bonds
Temple Courts Section 8 Series 1985 (FHA Insured)                           12.00      2022      1,320,000          1,485,884
                                                                                                               ______________
Total                                                                                                              64,152,201
_____________________________________________________________________________________________________________________________
Florida (4.5%)
Broward County Airport System Revenue Bonds Series 1989B A.M.T.              7.625     2013     15,000,000         16,544,700
Broward County Resource Recovery Revenue Bonds L.P. South Project            7.95      2008     42,040,000         47,589,700
Charlotte County Development Authority 1st Mortgage
  Refunding Revenue Bonds Royal Palm Retirement Centre Series 1991           9.50      2014      4,230,000          4,507,192
Crossings at Fleming Island Community Development District
  Special Assessment Bonds Series 1995                                       8.25      2016     10,375,000         11,142,543
Crossings at Fleming Island Community Development District Utility
  Revenue Bonds Series 1994                                                  7.375     2019     14,000,000         13,958,980
Department of Transportation Turnpike Revenue Bonds Series 1991A
  (AMBAC Insured)                                                            6.25      2020     20,000,000         20,907,200
Gateway Centre Development District Pinellas County Special Assessment
  Revenue Bonds Series 1988                                                  9.125     2009      2,195,000          2,334,448
Hillsborough County Utility Refunding Revenue Bonds Series 1991A
  (MBIA Insured)                                                             6.50      2016     24,760,000         26,843,554
Hillsborough County Utility Refunding Revenue Bonds Series 1991A             7.00      2014     24,000,000         26,045,987
Jacksonville Electric Authority St. John's River Power Park System
  Revenue Bonds Series 1989                                                  6.00      2015     10,300,000         10,471,495
Jacksonville Health Facilities Authority Hospital Refunding Revenue Bonds
  Riverside Hospital Series 1989                                             7.625     2013      1,600,000          1,687,872
Lakeland Electric & Water Refunding Revenue Bonds Series 1986                7.00      2009      5,000,000          5,127,500
Lakewood Ranch Community Development District #1 Special Assessment Bonds
  Series 1994                                                                8.25      2014      9,105,000          9,591,753
Lee County Industrial Development Authority Industrial Development
  Revenue Bonds Gulf Utility Series 1988A A.M.T.                             9.625     2018      5,545,000          6,359,228
Lee County Industrial Development Authority Industrial Development
  Revenue Bonds Gulf Utilities Series 1988B A.M.T.                           9.50      2020      3,970,000          4,540,013
Miami Health Facility Authorization Revenue Bonds
  Inverse Floater (AMBAC Insured)                                            6.37      2015      3,500,000 (d)      3,281,250
Municipal Power Agency Refunding Revenue Bonds St. Lucie Series 1986         7.375     2016      6,000,000          6,308,700
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Palm Beach County Health Facilities Authority Hospital Revenue Bonds
  Good Samaritan Health Series 1993                                          6.30      2022      4,250,000          4,368,703
Pinellas County Capital Improvement Revenue Bonds Series 1991                5.40      1997      5,570,000          5,719,332
Polk County Industrial Development Authority 1st Mortgage
  Refunding Revenue Bonds Spring Haven II                                    8.75      2014      6,545,000          7,051,452
Port Everglades Port Authority Revenue Bonds Junior Lien                     5.00      2016     18,635,000         17,598,894
Riverwood Community Development District Charlotte County
  Special Assessment Revenue Bonds Series 1992A                              8.50      2012      5,655,000          5,998,880
Riverwood Community Development District Charlotte County
  Special Assessment Revenue Bonds Series 1992B                              8.50      2012      1,140,000          1,209,323
State Board of Education Refunding Bonds Series 1989A                        6.00      2025     16,750,000         16,980,145
Sumter County Village Community Development District #1
  Capital Improvement Revenue Bonds Series 1992                              8.40      2012      3,790,000          4,018,120
Sunrise Utility System Refunding & Improvement Revenue Bonds                10.75      2018      5,000,000          6,357,700
                                                                                                               ______________
Total                                                                                                             286,544,664
_____________________________________________________________________________________________________________________________
Georgia (2.3%)
Atlanta Special Purpose Facility Revenue Bonds Delta Air Lines
  Series 1989B A.M.T.                                                        6.25      2019      8,685,000          8,642,270
Atlanta Special Purpose Facility Revenue Bonds Delta Air Lines
  Series 1989B A.M.T.                                                        7.90      2018     13,500,000         14,474,295
Colquitt County Development Authority Revenue Bonds
  Escrowed to Maturity Zero Coupon                                           6.87      2021     46,350,000 (f)      8,483,904
Effingham County Pollution Control Revenue Bonds Fort Howard
  Series 1988                                                                7.90      2005     19,850,000         21,275,230
Fulco Hospital Authority Revenue Anticipation Certificate
  Georgia Baptist Health Care Systems Series 1992A                           6.375     2022     20,300,000         20,344,660
Municipal Electric Authority Power Refunding Bonds Series 1989R              6.00      2014      9,130,000          9,203,405
Municipal Electric Authority Power Revenue Bonds                             6.00      2020      3,350,000          3,349,933
Municipal Electric Authority Power Revenue Bonds                             7.00      2019      1,340,000          1,343,913
Municipal Electric Authority Power Revenue Bonds Series 5 (FGIC Insured)     6.00      2025     34,490,000         35,010,454
Municipal Electric Authority Power Revenue Bonds Series L                    5.00      2020      1,150,000          1,052,215
Municipal Electric Authority Power Revenue Bonds Series 1986A                7.875     2018      2,625,000          2,686,819
Rockdale County Development Authority Solid Waste Disposal Revenue Bonds
  Visy Paper Series 1993 A.M.T.                                              7.50      2026     10,000,000         10,312,700
Savannah Georgia Economic Development Authority Revenue Bonds
  Escrowed to Maturity Zero Coupon                                           6.87      2021     64,220,000 (f)     11,754,829
                                                                                                               ______________
Total                                                                                                             147,934,627
_____________________________________________________________________________________________________________________________
Hawaii (0.3%)
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B Inverse Floater                      6.47      2006     10,000,000 (d)     10,712,500
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B Inverse Floater                      6.62      2008     10,000,000 (d)     10,725,000
                                                                                                               ______________
Total                                                                                                              21,437,500
_____________________________________________________________________________________________________________________________
Idaho (--%)
The Regents of the University Student Fee Refunding Revenue Bonds
  Series 1986 (FGIC Insured)                                                 7.00      2010      1,050,000          1,071,326
_____________________________________________________________________________________________________________________________
Illinois (8.8%)
Bradley Kankakee County Tax Increment Refunding Revenue Bonds
  Series 1993                                                                8.40      2012      5,800,000          6,339,342
Broadview Cook County Senior Lien Tax Increment Revenue Bonds
  Series 1993                                                                8.25      2013     12,000,000         13,047,000
Chicago General Obligation Refunding Bonds
  Series 1995A (AMBAC Insured)                                               5.50      2018     20,000,000 (h)     19,500,000
Chicago General Obligation Bonds Series 1991 (AMBAC Insured)                 6.00      2016      6,170,000          6,344,549
Chicago General Obligation Bonds Series 1994A (AMBAC Insured)                5.875     2022     17,850,000         18,095,259
Chicago O'Hare International Airport General Airport Revenue Bonds
  Series 1990A A.M.T.                                                        6.00      2018     29,000,000         29,203,580
Chicago O'Hare International Airport General Airport Revenue Bonds
  Series 1990A A.M.T.                                                        7.50      2016     21,000,000         23,039,730
Chicago O'Hare International Airport General Airport
  Refunding Revenue Bonds Series 1993A                                       5.00      2016     14,450,000         13,527,367
Chicago O'Hare International Airport Special Revenue Facility Bonds
  Delta Airlines Series 1992                                                 6.45      2018     10,000,000         10,200,800
Chicago O'Hare International Airport Special Revenue Facility Bonds
  United Airlines Series C                                                   8.20      2018     23,665,000         26,048,066
Chicago O'Hare International Airport Terminal Special Revenue Bonds A.M.T.   7.50      2017     32,250,000         35,270,212
Chicago O'Hare International Airport Terminal Special Revenue Bonds
  (FGIC Insured) A.M.T.                                                      7.875     2025     17,750,000         19,216,328
Chicago Ridge Special Service Area #1 Unlimited Ad Valorem Tax Bonds
  Series 1990                                                                9.00      2008      2,700,000          2,970,108
Chicago Wastewater Transmission Revenue Bonds Series 1994 (MBIA Insured)     6.375     2024     22,500,000         24,000,975
Civic Center Bonds Dedicated Tax Revenue Bonds Series 1985                   9.50      2015     10,000,000         10,323,700
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Cook County Bedford Park Senior Lien Tax Increment Revenue Bonds
  Mark IV Series 1992                                                        9.75      2012      1,740,000          1,996,493
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Central Illinois Public Service Series 1993B-2                             5.90      2028      2,500,000          2,536,300
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Commonwealth Edison Series 1994                                            5.70      2009      2,000,000          2,044,420
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Commonwealth Edison Series 1994                                            5.85      2014      4,500,000          4,315,410
Development Finance Authority Pollution Control Refunding Revenue Bonds
  Illinois Power Series 1991A                                                7.375     2021     19,250,000         21,432,565
Development Finance Authority Pollution Control Revenue Bonds
  Illinois Power Series 1986A A.M.T.                                         7.625     2016     25,000,000         26,369,250
Development Finance Authority Pollution Control Revenue Bonds
  Illinois Power Series 1986B A.M.T.                                         7.625     2016      2,000,000          2,109,540
Development Finance Authority Pollution Control Revenue Bonds
  Illinois Power Series 1986C A.M.T.                                         7.625     2016     15,560,000         16,412,221
Development Finance Authority Retirement Housing Revenue Bonds
   Escrowed to Maturity Zero Coupon                                          7.75      2020     68,000,000 (f)     13,859,080
Development Finance Authority Solid Waste Disposal Facility Revenue Bonds
  Ford Heights Waste Tire to Energy Series 1994 A.M.T.                       7.875     2011     32,000,000         31,640,000
Educational Facilities Authority Refunding Revenue Bonds
  Art Institute of Chicago Series 1993                                       5.75      2018      1,750,000          1,745,468
Educational Facilities Authority Refunding Revenue Bonds
  Art Institute of Chicago Series 1993                                       5.80      2027      3,350,000          3,340,051
Educational Facilities Authority Refunding Revenue Bonds
  Loyola University of Chicago Series 1993 Inverse Floater (FGIC Insured)    6.22      2012     11,000,000 (d)     11,233,750
Granite City Madison County Hospital Refunding Revenue Bonds
  St. Elizabeth Medical Center Series 1989A                                  8.125     2008      3,500,000          3,653,020
Hanover Park Cook & DuPage Counties 1st Mortgage Revenue Bonds
  Windsor Park Manor Series 1989                                             9.50      2014      7,000,000          7,683,620
Health Facilities Authority Refunding Revenue Bonds
  Edwards Hospital Series 1993A                                              6.00      2019      6,350,000          6,263,259
Health Facilities Authority Refunding Revenue Bonds
  Masonic Hospital                                                           6.125     2023      3,005,000          2,820,193
Health Facilities Authority Refunding Revenue Bonds
  Masonic Medical Center Series 1993                                         5.50      2019      2,000,000          1,847,720
Health Facilities Authority Refunding Revenue Bonds
  Peoria Methodist Medical Center Series 1985A                               8.00      2014      4,000,000          4,011,600
Health Facilities Authority Refunding Revenue Bonds
  University of Chicago Series 1993 Inverse Floater
  (MBIA Insured)                                                             7.32      2014     10,000,000 (d)     10,112,500
Health Facility Authority Revenue Bonds Delnore Community Hospital
  Series 1989                                                                8.00      2019      7,000,000          7,956,830
Health Facility Authority Revenue Bonds Sarah Bush Lincoln Health Center
  Series 1992                                                                7.25     2012-22    4,000,000          4,212,640
Health Facility Authority Revenue Bonds South Suburban Hospital
  Series 1992                                                                7.00     2009-18    9,000,000          9,603,870
Hodgkins General Obligation Tax Increment Bonds Series 1991                  9.50      2009     13,000,000         16,058,762
Hodgkins General Obligation Tax Increment Bonds Series 1995C                 9.00      2001      1,450,000          1,450,000
Hodgkins General Tax Increment Bonds Series 1995 A                           7.625     2013      9,000,000          9,340,560
Jefferson County Housing Development Rome Meadows Elderly Housing
  Section 8                                                                  8.90      2006      2,000,000          2,022,280
Lansing Cook County Tax Increment Revenue Bonds Series 1987                 10.00      2007     10,000,000         10,206,100
Lansing Tax Increment Refunding Revenue Bonds Landings Redevelopment Area
  Limited Sales Tax Pledge Series 1992                                       7.00      2008     10,000,000         11,042,500
Marion General Obligation Hospital Alternate Revenue Source Bonds
  Series 1991                                                                7.50      2016      3,800,000          4,127,066
Metropolitan Fair & Exposition Authority Dedicated State Tax
  Revenue Bonds                                                              6.00      2014      5,585,000          5,592,372
Metropolitan Pier & Exposition Authority Dedicated State Tax
  Refunding Revenue Bonds McCormick Place Zero Coupon (MBIA Insured)         6.61      2017     11,210,000 (f)      3,354,480
Northwest Suburban Water Supply Joint Action Water Agency (MBIA Insured)     5.75      2012      2,000,000          2,000,000
Northwest Water Commission Cook & Lake County Water Revenue Bonds
  (MBIA Insured)                                                             6.50      2012      5,025,000          5,309,415
Pekin Pollution Control Revenue Bonds Commonwealth Edison Series 1979B       6.75      2004      2,250,000          2,256,998
Regional Transportation Authority General Obligation Bonds
  Counties of Cook, Dupage, Kane, Lake, McHenery and Will
  Series 1992A (AMBAC Insured)                                               6.125     2022      7,200,000          7,415,496
Richland County Hospital Revenue Bonds Richland Memorial Hospital
  Series B                                                                  10.70      2009      2,000,000          2,040,380
Tinley Park Cook & Will Counties Limited Sales Tax Revenue Bonds
  Series 1988                                                               10.25      1999        895,000 (e)        358,000
Tinley Park Cook & Will Counties Unlimited Ad Valorem Tax Bonds
  of Special Service                                                        10.65      2007      1,390,000          1,209,300
Robbins Cook County Resource Recovery Revenue Bonds
  Robbins Resource Recovery Partners Series 1994A A.M.T.                     9.25      2014     18,000,000         19,526,940
Waukegan Pollution Control Revenue Bonds Commonwealth Edison Series B        6.875     2009      5,000,000          5,016,500
                                                                                                               ______________
Total                                                                                                             562,653,965
_____________________________________________________________________________________________________________________________
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Indiana (3.1%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II Series 1990               10.375     2020      4,280,000          4,826,342
Carmel Retirement Rental Housing Refunding Revenue Bonds
  Beverly Enterprises Series 1992                                            8.75      2008      7,000,000 (g)      7,807,030
Hammond Multi-School Building 1st Mortgage Bonds
  Series 1995 (MBIA Insured)                                                 5.80      2015      3,590,000          3,656,631
Hammond Multi-School Building 1st Mortgage Bonds
  Series 1995 (MBIA Insured)                                                 5.85      2020     16,015,000         16,352,596
Hanover 1st Mortgage Revenue Bonds Hoosier Care II Series 1990              10.375     2020      6,995,000          7,779,979
Health Facility Authority Hospital Revenue Bonds
  Community Hospital of Anderson Series 1993                                 6.00      2023     10,000,000          9,725,700
Health Facility Authority Hospital Revenue Bonds Union Hospital
  (MBIA Insured) Series 1993                                                 5.125     2018     10,000,000          9,392,300
Indianapolis Resource Recovery Revenue Bonds
  Ogden Martin System of Indianapolis Series 1985AB                          7.80      2004      9,400,000          9,978,248
Indianapolis Resource Recovery Revenue Bonds
  Ogden Martin System of Indianapolis Series 1985B                           7.90      2008      2,050,000          2,179,970
Kokomo Hospital Authority Hospital Refunding Revenue Bonds
  St. Joseph's Hospital Series 1988A                                         8.75      2013      5,000,000          5,641,650
La Porte County Hospital Authority Hospital Refunding Revenue Bonds
  La Porte Hospital Series 1993                                              6.00      2023      2,990,000          2,732,561
La Porte County Hospital Authority Hospital Refunding Revenue Bonds
  La Porte Hospital Series 1993                                              6.25      2012      5,070,000          5,018,438
Lawrenceburg Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series E                                         5.90      2019      8,100,000          7,857,405
Marion County Hospital Authority Hospital Facility Revenue Bonds
  Methodist Hospital Series 1989                                             6.50     2008-13   19,670,000         20,941,298
Muncie Economic Development 1st Mortgage Revenue Bonds
  Delaware Advancement Series 1986 A.M.T.                                    8.25      2016      3,000,000          3,124,890
Municipal Power Agency Power Supply System Refunding Revenue Bonds           5.75      2018      6,470,000          6,469,288
Princeton Pollution Control Revenue Bonds State Public Service Series 1987C
  (MBIA Insured)                                                             7.60      2012     16,000,000         16,962,080
Rockport Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series B                                         7.60      2016      5,500,000          6,041,915
St. Joseph County Hospital Facility Revenue Bonds
  Memorial Hospital of South Bend                                            9.40      2010      2,000,000          2,511,120
Sullivan Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series C                                         5.95      2009     18,500,000         18,792,115
Vincennes Community School Building 1st Mortgage Refunding Bonds
  Series 1986                                                                6.00      2016     10,000,000         10,137,600
Vincennes Economic Development Revenue Bonds Southwest Indiana
  Regional Youth Village Facility Series 1993                                8.50      2024     16,575,000         17,311,096
                                                                                                               ______________
Total                                                                                                             195,240,252
_____________________________________________________________________________________________________________________________
Iowa  (0.7%)
Iowa City Refunding Revenue Bonds Mercy Hospital Series 1986                 6.00      2012      6,300,000          6,339,942
  Keokuk Hospital Facilities Refunding Revenue Bonds
Keokuk Area Hospital Series 1991                                             7.625     2021      5,350,000          5,707,112
Muscatine Electric Refunding Revenue Bonds Series 1986                       5.00     2007-08    7,720,000          7,618,337
Muscatine Electric Refunding Revenue Bonds Series 1986                       6.00     2005-06   23,280,000         23,302,758
Sioux City Hospital Facility Revenue Bonds
  St. Lukes Regional Medical Center                                         10.875     2013      3,670,000          4,050,873
                                                                                                               ______________
Total                                                                                                              47,019,022
_____________________________________________________________________________________________________________________________
Kentucky (1.2%)
Development Finance Authority Hospital Facility Revenue Bonds
  St. Luke Hospital Series 1989B                                             6.00      2019     22,695,000         22,214,320
Development Finance Authority Medical Center
  Refunding Revenue Improvement Bonds Ashland Hospital Series 1987           9.75      2011      4,000,000          4,489,539
Jefferson County Multi-family Housing Revenue Bonds Brownsboro Gardens
  Series 1986A (FHA Insured) A.M.T.                                          8.00      2026      5,515,000          5,681,718
Louisville Airport Lease Revenue Bonds Series 1989A A.M.T.                   7.875     2019      4,000,000          4,441,680
Louisville & Jefferson County Riverport Authority Mortgage Revenue Bonds
  Series 1986 A.M.T.                                                         7.875     2016      7,185,000          7,444,307
Louisville Parking Authority of River City PARC 1st Mortgage
  Refunding Revenue & Improvement Bonds Series 1985                          9.25      2015      5,000,000          5,150,750
McCracken County Revenue Bonds Lourdes Hospital                              6.00      2012      8,300,000          8,475,628
Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital Series 1988                                  9.50      2010      4,205,000          4,617,847
Turnpike Authority Economic Road Development Refunding Revenue Bonds
  Series 1993 Inverse Floater (AMBAC Insured)                                7.006     2012     15,000,000 (d)     15,450,000
                                                                                                               ______________
Total                                                                                                              77,965,789
_____________________________________________________________________________________________________________________________
Louisiana (3.0%)
Calcasieu Parish Industrial Development Pollution Control
  Refunding Revenue Bonds Gulf State Utilities Series 1992                   6.75      2012     10,500,000         10,782,555
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Energy & Power Authority Refunding Revenue Bonds Rodemacher Unit #2
  Series 1991 (FGIC Insured)                                                 6.00      2013     28,000,000         28,649,600
Hodge Village Combined Utility System Revenue Bonds Stone Container
  Series 1990 A.M.T.                                                         9.00      2010     23,000,000         25,228,240
New Orleans Audobon Park Commission Aquarium Revenue Bonds Series 1992A      7.00      1997      1,000,000          1,032,900
New Orleans Audobon Park Commission Aquarium Revenue Bonds Series 1992A      8.00      2012      7,100,000          7,797,930
New Orleans Housing Development Elderly Assisted Tivoli Place Section 8      7.875     2010      1,500,000          1,527,015
Public Facilities Authority Revenue Bonds Alton Ochsner Medical Foundation
  Series 1985A                                                               6.00      2005      4,165,000          4,289,867
Public Facilities Authority Revenue Bonds Glen Retirement Systems
  Series 1995                                                                6.50      2015      1,000,000            994,470
Public Facilities Authority Revenue Bonds Glen Retirement Systems
  Series 1995                                                                6.70      2025      1,500,000          1,488,870
St. Charles Parish Pollution Control Revenue Bonds Louisiana Power & Light
  Series 1984                                                                8.25      2014     28,600,000         32,136,390
St. Charles Parish Pollution Control Revenue Bonds Louisiana Power & Light
  Series 1991 A.M.T.                                                         7.50      2021     20,700,000         21,801,033
St. Charles Parish Pollution Control Revenue Bonds Louisiana Power & Light
  2nd Series 1984                                                            8.00      2014     29,155,000         32,907,831
St. James Parish Pollution Control Revenue Bonds B.F. Goodrich
  Series 1981                                                               14.50      2011        500,000            563,425
Southern Louisiana Port Commission Dock & Wharf Facilities B.F. Goodrich    14.50      2011      3,335,000          3,758,045
Southern Louisiana Port Commission Terminal Refunding Revenue Bonds
  Gatx Terminal Series 1993                                                  7.00      2023     13,180,000         13,677,413
West Feliciana Parish Demand Pollution Control Revenue Bonds
  Gulf State Utilities Series 1985B                                          9.00      2015      6,000,000          6,848,040
                                                                                                               ______________
Total                                                                                                             193,483,624
_____________________________________________________________________________________________________________________________
Maine (0.3%)
Bucksport Solid Waste Disposal Revenue Bonds
  Champion International Series 1985                                         6.25      2010     14,185,000         14,378,483
Health & Higher Educational Facilities Authority Revenue Bonds
  St. Mary's Hospital Series 1989                                            8.625     2022      3,500,000          4,035,080
                                                                                                               ______________
Total                                                                                                              18,413,563
_____________________________________________________________________________________________________________________________
Maryland (0.6%)
Frederick County Economic Refunding Revenue Bonds Alumax Series 1992         7.25      2017      9,880,000         10,414,804
Harford County Industrial Development Revenue Bonds Dorsey                   8.00      2005        573,000            574,834
Prince George's County Hospital Revenue Bonds Dimensions Health
  Series 1992                                                                7.00      2022      7,000,000          8,135,610
Prince George's County Hospital Revenue Bonds Dimensions Health
  Series 1992                                                                7.25      2017     11,400,000         13,410,846
State Transportation Authority Facility Revenue Bonds
  Series 1992 Capital Appreciation Zero Coupon (FGIC Insured)                6.33     2010-11    9,700,000 (f)      4,378,277
State Transportation Authority Facility Revenue Bonds
  Series 1992 Zero Coupon (FGIC Insured)                                     6.35      2012      5,000,000 (f)      2,096,350
                                                                                                               ______________
Total                                                                                                              39,010,721
______________________________________________________________________________________________________________________________
Massachusetts (2.3%)
Bay Transportation Authority Refunding Revenue Bonds
  Series 1994A (MBIA Insured)                                                6.00      2012      8,000,000          8,422,560
Greater Lawrence Sanitary District North Andover
  General Obligation Bonds                                                   8.50      2005      4,080,000          4,220,556
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                                          5.90      2011      2,000,000          1,865,380
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                                          6.00      2020      4,000,000          3,565,920
Health & Educational Facilities Authority Revenue Bonds
  Beverly Hospital Inverse Floater (MBIA Insured)                            7.27      2020      8,000,000 (d)      8,030,000
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital Series B                                        7.25      2013      6,455,000          6,903,300
Industrial Finance Agency 1st Mortgage Revenue Bonds
  Berkshire Retirement Community Lennox Series 1988                          9.00      2000        130,000            132,981
Industrial Finance Agency 1st Mortgage Revenue Bonds
  Berkshire Retirement Community Lennox Series 1988                          9.875     2018      2,800,000          3,005,828
Industrial Finance Agency 1st Mortgage Revenue Bonds
  Berkshire Retirement Community Lennox Series 1989                          9.875     2018        550,000            590,942
Industrial Finance Agency Pollution Control
  Refunding Revenue Bonds Eastern Edison Series 1993                         5.875     2008      4,250,000          4,247,322
Industrial Finance Agency Resource Recovery Revenue Bonds
  SEMASS Series 1991A                                                        9.00      2015     18,885,000         20,823,923
Industrial Finance Agency Resource Recovery Revenue Bonds
  SEMASS Series 1991B A.M.T.                                                 9.25      2015     25,000,000         27,691,250
Municipal Wholesale Electric Power Supply System Revenue Bonds
  Series 1992B                                                               6.75      2017     10,130,000         11,629,949
Municipal Wholesale Electric Power Supply System Revenue Bonds
  Series 1993A Inverse Floater (AMBAC Insured)                               6.72      2018      6,500,000 (d)      6,183,125
PAGE 95
State General Obligation Consolidated Loan Bonds Series 1989
  (AMBAC Insured)                                                            6.90      1997      2,500,000          2,612,175
Water Resources Authority General Refunding Revenue Bonds Series 1992B       5.50      2015     22,175,000         21,779,176
Water Resources Authority General Revenue Bonds Series 1992A                 6.50      2019      3,500,000          3,939,425
Water Resources Authority General Revenue Bonds Series 1993B
  (MBIA Insured)                                                             5.00      2022     10,000,000          9,361,500
                                                                                                               ______________
Total                                                                                                             145,005,312
_____________________________________________________________________________________________________________________________
Michigan (4.1%)
Crawford County Economic Development Corporation Environmental
  Improvement Revenue Bonds Weyerhaeuser Series 1991A                        7.125     2007     10,800,000         11,950,524
Detroit Unlimited Tax General Obligation Bonds Series 1993                   6.35      2014      6,300,000          6,378,876
Detroit Unlimited Tax General Obligation Bonds Series 1995A                  6.80      2015      1,375,000          1,474,798
Lincoln Consolidated School District Unlimited Tax General Obligation
  Refunding Bonds (FGIC Insured)                                             5.85      2018      6,455,000          6,606,305
Midland County Economic Development Corporation Pollution Control Limited
  Obligation Refunding Revenue Bonds Midland Cogeneration
  Series 1990B A.M.T.                                                        9.50      2009     35,200,000         38,768,928
Midland County Economic Development Corporation Pollution Control Limited
  Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990C       8.50      2009     18,900,000         20,262,312
Monroe County Pollution Control Revenue Bonds Detroit Edison A.M.T.          7.75      2019     40,250,000 (g)     44,267,755
Monroe County Pollution Control Revenue Bonds Detroit Edison Series 1985A   10.50      2016     10,000,000         10,301,800
Regents of the University of Michigan Hospital Refunding Revenue Bonds
  Series 1986A                                                               7.75      2012      5,000,000          5,298,950
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series 1993A                                        6.50      2018     10,000,000         10,370,200
State Hospital Finance Authority Hospital Revenue Bonds
  McLaren Obligated Group Series 1991A                                       7.50      2021      7,500,000          8,814,300
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Sinai Hospital Greater Detroit Series 1995                                 6.625     2016      2,750,000          2,727,203
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Sinai Hospital Greater Detroit Series 1995                                 6.70      2026      3,000,000          2,984,370
State Job Development Authority Pollution Control Revenue Bonds Chrysler     5.70      1999      4,350,000          4,518,084
Strategic Fund Limited Obligation Refunding Revenue Bonds Detroit Edison
  Series 1995AA (MBIA Insured)                                               6.40      2025     12,000,000         13,011,120
Strategic Fund Limited Obligation Refunding Revenue Bonds Ford Motor
  Series 1991A                                                               7.10      2006     16,400,000         18,696,164
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Great Lakes Pulp & Fibre Series 1994 A.M.T.                               10.25      2016     35,000,000         37,037,350
Troy City Downtown Development Authority Revenue Bonds
  Oakland County Series 1995A                                                6.375     2018      1,000,000          1,051,570
Van Buren County Downtown Development Authority
  Tax Increment Revenue Bonds Series 1994                                    8.40      2016      4,000,000          4,480,640
Wayne County Special Airport Facilities Refunding Revenue Bonds
  Northwest Airlines Series 1995                                             6.75      2015     11,325,000         11,599,178
                                                                                                               ______________
Total                                                                                                             260,600,427
_____________________________________________________________________________________________________________________________
Minnesota (3.3%)
Appleton Correctional Facility Revenue Bonds Series 1990A                    9.875     2020     15,000,000 (e)      8,550,000
Apple Valley 1st Mortgage Nursing Home Revenue Bonds
  Apple Valley Health Care (FHA Insured)                                    10.50      2012        445,000            513,334
Becker Solid Waste Disposal Facility Revenue Bonds
  Liberty Paper Series 1994B A.M.T.                                          9.00      2015     18,000,000         19,136,160
Bloomington Community Development Refunding Revenue Note
  24th Avenue Motel                                                          8.50      2005      1,561,406          1,592,634
Bloomington Health Care Facility Revenue Bonds
  Friendship Village of Bloomington Series 1992                              8.50      2002      4,785,000          5,274,888
Brainerd Economic Development Authority Health Care Facility Revenue Bonds
  Benedictine Health System St. Joseph Medical Center Series 1990            8.375     2020      4,670,000          5,479,218
Duluth Economic Development Authority Health Care Facility Revenue Bonds
  Benedictine Health System St. Mary's Medical Center Series 1990            8.375     2020      8,300,000          9,738,224
Duluth Housing & Redevelopment Authority Lakeshore Lutheran Home
  1st Mortgage Revenue Bonds                                                 8.00      2000        170,000            169,998
Duluth Housing & Redevelopment Authority Lakeshore Lutheran Home
  1st Mortgage Revenue Bonds                                                 8.25      2009        750,000            750,000
Fergus Falls Health Care Facilities Revenue Bonds Series 1995                6.50      2025      1,530,000          1,530,000
International Falls Solid Waste Disposal Revenue Bonds Boise Cascade
  Series 1990 A.M.T.                                                         7.75      2015     10,000,000         10,569,600
Maplewood Elder Care Facility Revenue Bonds Care Institute Series 1994       7.75      2024      8,000,000          8,196,320
Maplewood Multifamily Housing Refunding Revenue Bonds
  Carefree Cottages Series 1995 AMT                                          7.20      2032      5,000,000          5,027,300
Mille Lacs Capital Improvement Authority Infrastructure Revenue Bonds
  Series 1992A                                                               9.25      2012      4,710,000          5,259,704
Minneapolis Water & Sewer Revenue Bonds Series 1992                          5.00      1995      7,800,000          7,800,234
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993 Inverse Floater
  (AMBAC Insured)                                                            4.825     2005      9,200,000 (d)      8,889,500
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St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993 Inverse Floater
  (AMBAC Insured)                                                            5.825     2013     18,000,000 (d)     16,380,000
St. Louis Park Health Care Park Nicollet Medical Center Facility
  Revenue Bonds Series 1990A                                                 9.25      2020      6,000,000          7,200,540
St. Paul Housing & Redevelopment Authority Health Care Facility
  Revenue Bonds Lyngblomsten Care Center Series 1993A                        7.125     2017      2,840,000          2,927,756
St. Paul Housing & Redevelopment Authority Health Care Facility
  Revenue Bonds Lyngblomsten Care Center Series 1993A                        9.60      2006      2,025,000          2,198,603
St. Paul Housing & Redevelopment Authority Health Care Facility
  Revenue Bonds Lyngblomsten Multi-family Rental Housing Series 1993B        7.00      2024      2,845,000          2,827,304
Southern Minnesota Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1986B                                       7.00      2016      2,000,000          2,045,720
Southern Minnesota Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1992                                        5.75      2018     32,210,000         32,366,541
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1985A                                                 7.00      2018      8,265,000          8,289,133
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1985C                                                 7.00      2016      3,885,000          3,896,344
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.72      2021     13,500,000 (f)      3,476,385
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.73      2022     17,500,000 (f)      4,263,700
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.74      2023     27,500,000 (f)      6,340,400
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Series 1994A Zero Coupon (MBIA Insured)                      6.75     2024-27   87,410,000 (f)     17,694,394
                                                                                                               ______________
Total                                                                                                             208,383,934
_____________________________________________________________________________________________________________________________
Mississippi (1.0%)
Claiborne County Pollution Control Refunding Revenue Bonds
  System Energy Resources Series 1995                                        7.30      2025      4,000,000          4,174,000
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy                                                        9.50     2013-16   21,750,000         22,892,393
Claiborne County Pollution Control Revenue Bonds Middle South Energy
  Series C                                                                   9.875     2014     15,375,000         17,656,496
Harrison County Waste Water Management District Refunding Bonds
  Series 1986                                                                5.00      2015      4,250,000          4,082,550
Jackson Industrial Development Revenue Bonds Dorsey                          8.00      2005        487,000            493,813
Lowndes County Solid Waste Disposal Pollution Control Revenue Bonds
  Weyerhaeuser Series 1989 A.M.T.                                            7.875     2005     12,250,000         13,411,055
Lowndes County Solid Waste Disposal Pollution Control
  Refunding Revenue Bonds Weyerhaeuser Series 1989 Inverse Floater           8.15      2022      4,000,000 (d)      4,538,360
                                                                                                               ______________
Total                                                                                                              67,248,667
_____________________________________________________________________________________________________________________________
Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor Series 1991B                                             7.00      2021      5,810,000          6,746,746
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor Series 1991C                                             7.90      2021      2,700,000          3,030,237
State Environment & Improvement Energy Resources Authority
  Pollution Control Revenue Bonds Chrysler                                   5.70      1999      9,250,000          9,456,553
Sikeston Electric System Refunding Revenue Bonds Series 1992
  (MBIA Insured)                                                             5.60      2000      4,040,000          4,252,908
Sikeston Electric System Refunding Revenue Bonds Series 1992
  (MBIA Insured)                                                             5.80      2002      4,165,000          4,467,337
St. Louis Industrial Development Authority Refunding Revenue Bonds
  Kiel Center Multipurposes Arena Series 1992 A.M.T.                         7.875     2024     15,400,000         16,362,654
                                                                                                               ______________
Total                                                                                                              44,316,435
_____________________________________________________________________________________________________________________________
Nebraska (--%)
Omaha Public Power District Electric System Revenue Bonds Series 1986A       6.00      2015      1,370,000          1,447,063
Nevada (0.5%)
Clark County Collateralized Pollution Control Revenue Bonds
  State Power A.M.T.                                                         7.80      2009     11,850,000         12,678,789
Clark County Industrial Development Revenue Bonds State Power
  Series 1990 A.M.T.                                                         7.80      2020      5,000,000          5,371,800
Humboldt County Collateralized Pollution Control & Water Facilities
  Washoe County Hospital Revenue Bonds Washoe Medical Center Series 1989A    7.60      2019      2,750,000          3,075,243
Las Vegas Redevelopment Agency Tax Increment Subordinate Lien
  Revenue Bonds Series 1994A                                                 6.00      2010      2,000,000          2,000,700
Las Vegas Redevelopment Agency Tax Increment Subordinate Lien
  Revenue Bonds Series 1994A                                                 6.10      2014      2,750,000          2,752,007
Washoe County Hospital Revenue Bonds Washoe Medical Center Series 1993A      6.00      2015      7,250,000          7,307,420
                                                                                                               ______________
Total                                                                                                              33,185,959
_____________________________________________________________________________________________________________________________
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New Hampshire (2.6%)
Business Financial Authority Pollution Control Refunding Revenue Bonds
  United Illuminating Series 1993A                                           5.875     2033     13,200,000         12,393,348
Industrial Development Authority Pollution Control Revenue Bonds
  State Public Service Series 1991B                                          7.50      2021     51,485,000         54,650,813
Industrial Development Authority Pollution Control Revenue Bonds
  State Public Service Series 1991C A.M.T.                                   7.65      2021     25,000,000         26,486,000
Industrial Development Authority Pollution Control Revenue Bonds
  United Illuminating Series 1987A A.M.T.                                    9.375     2012     15,000,000         16,552,650
Industrial Development Authority Pollution Control Revenue Bonds
  United Illuminating Series 1989A A.M.T.                                    8.00      2014      8,000,000          8,541,360
State Higher Education & Health Facility Authority Hospital Revenue Bonds
  Hitchcock Clinic Series 1994 (MBIA Insured)                                6.00      2024     13,000,000         13,389,350
State Higher Education & Health Facility Authority Hospital Revenue Bonds
  Mary Hitchcock Memorial Hospital Series 1993 Inverse Floater
  (FGIC Insured)                                                             5.22      2013     17,000,000 (d)     16,513,630
State Turnpike System Refunding Revenue Bonds Series 1992                    5.75      2020     20,615,000         20,707,973
                                                                                                               ______________
Total                                                                                                             169,235,124
_____________________________________________________________________________________________________________________________
New Jersey (0.2%)
Economic Development Authority 1st Mortgage Gross Revenue Bonds
  Mega Care Union Hospital                                                   8.625     2007      2,500,000          2,731,500
Health Care Facility Finance Authority Revenue Bonds
  St. Peter Medical Center Series 1994F (MBIA Insured)                       5.00      2016     10,000,000          9,518,000
Health Care Facility Finance Authority Revenue Bonds
  Zurbrugg Memorial Hospital Series C                                        8.50      2012      3,500,000          3,703,770
                                                                                                               ______________
Total                                                                                                              15,953,270
_____________________________________________________________________________________________________________________________
New Mexico (1.8%)
Albuquerque Airport Revenue Bonds Series 1987B A.M.T.                        8.75      2019     15,000,000         16,224,450
Albuquerque Health Care System Revenue Bonds Lovelace Medical Fund          10.25      2011         55,000             55,762
Cibola County Correctional Facility Certificate of Participation
  Series 1993                                                                8.50      2015     17,355,000         18,680,922
Farmington Pollution Control Refunding Revenue Bonds State Public Service
  San Juan Series 1994A                                                      6.40      2023     30,650,000         30,488,781
Farmington Pollution Control Revenue Bonds State Public Service              6.50      2009      5,935,000          5,935,237
Farmington Pollution Control Revenue Bonds State Public Service San Juan
  Series 1978A                                                               6.00      2008      9,105,000          9,031,614
Farmington Power Refunding Revenue Bonds Generating Division                 9.875     2013      5,000,000          6,805,900
Las Vegas Hospital Facility Refunding Revenue Bonds
  Northeastern Regional Hospital Series 1987                                 9.625     2013      5,805,000          6,210,073
Lordsberg Pollution Control Refunding Revenue Bonds Phelps Dodge             6.50      2013     20,000,000         21,070,000
                                                                                                               ______________
Total                                                                                                             114,502,739
_____________________________________________________________________________________________________________________________
New York (7.2%)
Battery Park City Authority Refunding Revenue Bonds
  Series 1993A                                                               5.50      2010      9,940,000          9,947,057
Dormitory Authority New York State University Education Facility
  Pre-Refunded Revenue Bonds Series 1990A                                    7.70      2012     10,000,000         11,584,400
Dormitory Authority New York State University Education Facility
  Revenue Bonds Series 1993A                                                 5.50      2013     24,530,000         24,124,274
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1990C                            5.00      2017     20,820,000         18,783,179
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1990C                            6.00      2016     39,465,000         39,556,559
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1990D                            7.00      2009      5,000,000          5,731,550
Dormitory Authority New York City University System Consolidated
  2nd General Resource Revenue Bonds Series 1994A                            5.75      2018      5,500,000          5,506,600
Dormitory Authority New York Court Facility Lease Revenue Bonds
  Series 1993A                                                               5.375     2016     11,000,000         10,381,030
Metropolitan Transportation Authority Commuter Facility Revenue Bonds
  Series H                                                                   6.00      2014      6,150,000          6,161,808
Metropolitan Transportation Authority Transit Facility Revenue Bonds
  Series G                                                                   6.00      2014      4,970,000          4,979,542
Metropolitan Transportation Transit Facilities Service Contract Series 3     6.00      2019      6,395,000          6,402,226
New York City General Obligation Bonds Series 1992B                          7.40      2000     30,000,000         32,641,500
New York City General Obligation Bonds Series 1994B                          7.00      2016     16,500,000         18,008,100
New York City Industrial Development Agency Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                                       8.00      2020     16,130,000         17,412,496
New York City Municipal Water Financial Authority Water & Sewer System
  Revenue Bonds Series 1994B Inverse Floater (MBIA Insured)                  6.32      2009     15,500,000 (d)     15,422,500
New York City Municipal Water Financial Authority Water & Sewer System
  Revenue Bonds Series A                                                     6.25      2021     55,500,000         56,799,255
New York City Municipal Water Financial Authority Water & Sewer System
  Revenue Bonds Series B                                                     5.00      2017      6,255,000          5,915,729
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Port Authority Special Project Bonds La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines A.M.T.                                      9.00      2006      2,645,000          2,978,905
Port Authority Special Project Bonds La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines Series 2 A.M.T.                             9.00      2010      8,800,000          9,927,104
Port Authority Special Project Bonds La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines Series 2 A.M.T.                             9.125     2015     17,500,000         19,874,225
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison A.M.T.                                   7.125     2022     10,750,000         11,253,638
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison A.M.T.                                   7.375     2024     23,000,000         24,626,330
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison A.M.T.                                   7.50      2021      9,000,000          9,394,920
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison Series 1990A A.M.T.                      7.50      2025     30,975,000         33,852,578
State Housing Finance Agency Service Contract Obligation Revenue Bonds
  Series 1995A                                                               6.50      2025     12,475,000         13,038,371
State Housing Finance Agency State University Construction
  Refunding Bonds Series 1986A                                               6.50      2013      3,500,000          3,943,695
State Local Government Assistance Corporation Series 1991A                   6.50      2020     11,000,000         11,729,630
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding Revenue Bonds Series 1993D                           5.25      2023     15,000,000         13,714,050
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding Revenue Bonds Series 1993F                           5.25      2019      5,790,000          5,330,737
State Urban Development Correctional Facility Refunding Revenue Bonds
  Series A                                                                   5.50      2016      2,750,000          2,655,868
State Urban Development Correctional Facility Revenue Bonds Series A         7.00      2016      1,800,000          1,841,256
State Urban Development Correctional Facility Revenue Bonds Series B         7.00      2016     10,750,000         10,996,390
                                                                                                               ______________
Total                                                                                                             464,515,502
_____________________________________________________________________________________________________________________________
North Carolina (4.0%)
Eastern Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1993B                                       6.25      2012     24,655,000         25,236,365
Eastern Municipal Power Agency Power Supply System Revenue Bonds
  Series 1985D                                                               7.50      2012        510,000            511,086
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1986A                                                               4.00      2018      8,675,000          7,099,447
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1986A                                                               5.00      2017      6,500,000          6,101,784
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1988A                                                               6.00      2026      3,125,000          3,285,797
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1989A                                                               5.50      2011     37,800,000         36,520,470
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1989A                                                               6.50      2024     16,750,000         16,995,722
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1989A                                                               7.50      2010     29,160,000         34,635,593
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1991A                                                               5.75      2019     55,000,000         52,958,400
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series 1994B                                                               7.25      2007      5,000,000          5,585,600
Eastern Municipal Power Agency Power System Refunding Revenue Bonds
  Series B                                                                   6.125     2009     10,000,000         10,344,700
Eastern Municipal Power Agency Power System Revenue Bonds
  Series 1993D                                                               5.875     2013      2,300,000          2,274,240
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1985A        7.00      2020      9,000,000          9,016,917
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1985B        8.50      2017     13,000,000         13,314,470
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1988         7.00      2016      5,140,000          5,359,735
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1993
  Inverse Floater (MBIA Insured)                                             6.72      2012      7,400,000 (d)      7,233,500
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1993
  Inverse Floater (MBIA Insured)                                             6.87      2020     15,000,000 (d)     14,643,750
Offiss Incorporation Recreational Facilities Gross Revenue Bonds
  Smoky Mountain Golf Course Series 1994                                     7.50      2019      5,695,000          5,646,422
                                                                                                               ______________
Total                                                                                                             256,763,998
_____________________________________________________________________________________________________________________________
North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds Dakota Hospital
  Series 1992                                                                6.875     2012      3,000,000          3,465,570
Fargo Hospital Refunding Revenue & Improvement Bonds Dakota Hospital
  Series 1992                                                                7.00      2022      4,250,000          4,885,843
General Obligation Bonds Real Estate Series 1986A                            6.00      2013     10,000,000         10,217,200
                                                                                                               ______________
Total                                                                                                              18,568,613
_____________________________________________________________________________________________________________________________
Ohio (2.5%)
Air Quality Development Authority Pollution Control Refunding Revenue Bonds
  Ohio Edison Series A                                                       5.95      2029     13,300,000         12,814,683
PAGE 99
Air Quality Development Authority Pollution Control Revenue Bonds
  Cincinnati Gas & Electric                                                 10.125     2015     10,000,000         10,251,700
Air Quality Development Authority Pollution Control Revenue Bonds
  Dayton Power & Light                                                       9.50      2015      7,050,000          7,227,378
Air Quality Development Authority Pollution Control Revenue Bonds
  Ohio Edison Series 1989A                                                   7.625     2023      6,750,000          7,262,258
Bellefontaine Hospital Facilities Refunding Revenue Bonds
  Mary Rutan Health Association Series 1993                                  6.00      2013      5,330,000          5,148,140
Butler County Hospital Facilities Refunding Revenue & Improvement Bonds
  Fort Hamilton-Hughes Memorial Center Series 1991                           7.50      2010      8,650,000          9,150,835
Cleveland Parking Facilities Improvement Revenue Bonds Series 1992           8.10      2022     15,000,000         16,440,900
Coshocton County Solid Waste Disposal Refunding Revenue Bonds
  Stone Container Series 1992                                                7.875     2013     17,500,000         18,887,925
Erie County Hospital Improvement & Refunding Revenue Bonds
  Firelands Community Hospital Series 1992                                   6.75      2015      6,540,000          6,845,941
Marion County Health Care Facilities Refunding & Improvement
  Revenue Bonds United Church Homes Series 1993                              6.30      2015      1,800,000          1,725,120
Marion County Health Care Facilities Refunding & Improvement
  Revenue Bonds United Church Homes Series 1993                              6.375     2010      2,000,000          2,027,120
Montgomery County Health Facilities Refunding Revenue Bonds
  Friendship Village of Dayton Series 1990A                                  9.25      2016      9,000,000 (e)      9,526,770
Water Development Authority Collateralized Pollution Control
  Refunding Revenue Bonds Cleveland Electric Series 1995                     7.70      2025     13,000,000         13,662,610
Water Development Authority Collateralized Pollution Control Revenue Bonds
  Cleveland Electric Series 1989 A.M.T.                                      8.00      2023     10,000,000         10,724,500
Water Development Authority Collateralized Pollution Control Revenue Bonds
  Toledo Edison Series 1989 A.M.T.                                           8.00      2023      8,500,000          8,879,695
Water Development Authority Pollution Control Revenue Bonds
  Ohio Edison A.M.P.                                                         8.10      2023     10,000,000         10,772,200
Water Development Authority Pollution Control Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.                                          8.00      2023     10,000,000         10,710,000
                                                                                                                  ___________
Total                                                                                                             162,057,775
_____________________________________________________________________________________________________________________________
Oklahoma (1.6%)
Grand River Dam Authority Refunding Revenue Bonds Series 1987                5.00      2012     10,105,000          9,667,150
Hinton Economic Development Authority Certificate of Participation
  Series 1994                                                                8.75      2015     12,475,000         13,314,942
Hinton Economic Development Authority Certificate of Participation
  Dominion Leasing Series 1990A                                              9.75      2015     19,090,000         21,357,701
Jackson County Memorial Hospital Authority Hospital
  Refunding Revenue Bonds Jackson County Memorial Hospital Series 1994       7.30      2015      6,580,000          6,448,729
Midwest City Memorial Hospital Authority Hospital Revenue Bonds
  Series 1992                                                                7.375     2022      7,815,000          8,151,827
Municipal Power Authority Power Supply System Revenue Bonds
  Series 1985C                                                               9.625     2023      6,740,000          6,908,702
Oklahoma City Central Oklahoma Transportation & Parking Authority
  Parking System Refunding Revenue Bonds Series 1986 (AMBAC Insured)         6.90      2008      8,180,000          8,484,787
Tulsa Municipal Airport Trust Revenue Bonds American Airlines Series 1995    6.25      2020     27,050,000         27,137,912
                                                                                                               ______________
Total                                                                                                             101,471,750
_____________________________________________________________________________________________________________________________
Oregon (0.5%)
State Veterans Welfare Department Pre-Refunded Bonds Series LXVII           12.40      2000      2,000,000          2,167,740
Western Generation Agency Revenue Bonds Wauna Cogeneration
  Series 1994A                                                               7.125     2021     19,200,000         20,121,600
Western Generation Agency Revenue Bonds Wauna Cogeneration
  Series 1994B A.M.T.                                                        7.40      2016      9,000,000          9,506,430
                                                                                                               ______________
Total                                                                                                              31,795,770
_____________________________________________________________________________________________________________________________
Pennsylvania (4.3%)
Alleghany County Industrial Development Authority
  Environment Improvement Revenue Bonds USX Corporation Series 1994A         6.70      2020      6,000,000          6,210,300
Beaver County Industrial Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Cleveland Electric Illuminating
  Series 1995                                                                7.625     2025      7,500,000          7,985,250
Beaver County Industrial Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Cleveland Electric Illuminating
  Series 1995A                                                               7.75      2025     21,150,000         22,744,076
Beaver County Industrial Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Toledo Edison Series 1995A                 7.75      2020     14,000,000         15,037,680
Beaver County Industrial Development Authority Pollution Control
  Revenue Bonds Toledo Edison-Beaver Valley Series 1995                      7.625     2020     11,700,000         12,295,647
Beaver County Industrial Development Authority Pollution Control
  Revenue Bonds Ohio Edison                                                  7.75      2024     34,650,000         37,054,017
Butler County Industrial Development Authority Health Care
  Refunding Revenue Bonds Pittsburgh Lifetime Care Community Sherwood Oaks
  Series 1993                                                                5.75      2011      2,000,000          1,948,020
PAGE 100
Butler County Industrial Development Authority Health Care
  Refunding Revenue Bonds Pittsburgh Lifetime Care Community Sherwood Oaks
  Series 1993                                                                5.75      2016      3,000,000          2,864,580
Convention Center Authority Refunding Revenue Bonds Philadelphia
  Series 1994A                                                               6.75      2019      5,300,000          5,684,886
Delaware County Authority 1st Mortgage Revenue Bonds
  Whitehorse Village Continuing Care Series 1989                             9.70     2009-19   11,000,000         12,306,340
Delaware County Industrial Development Authority Pollution Control
  Refunding Revenue Bonds Philadelphia Electric Series A                     7.375     2021        900,000            976,995
Fayette County Hospital Authority Hospital Refunding Revenue Bonds
  Uniontown Hospital Series 1987                                             7.625     2015      9,000,000          9,377,190
Montgomery County Higher Education and Health Authority
  Retirement Community Revenue Bonds G.D.L. Farms Series A                   9.50      2020      3,000,000          3,608,370
Philadelphia Airport Revenue Bonds Philadelphia Airport System Series 1985   8.875     2005      1,680,000          1,739,405
Philadelphia Airport Revenue Bonds Philadelphia Airport System Series 1985   9.00      2015      5,750,000          5,952,342
Philadelphia Gas Works Revenue Bonds Series 13                               7.70      2021      4,150,000          4,893,348
Philadelphia Hospital & Higher Education Facility Authority Hospital
  Revenue Bonds Albert Einstein Medical Center                               7.625     2011     15,545,000         16,931,303
Philadelphia Municipal Authority Lease Refunding Revenue Bonds
  Series 1993D                                                               6.25      2013      2,500,000          2,546,800
Philadelphia Municipal Authority Lease Refunding Revenue Bonds
  Series 1993D                                                               6.30      2017      1,550,000          1,573,312
Philadelphia Water & Sewer Revenue Bonds 12th Series                         6.00      2016     10,000,000         10,143,400
Philadelphia Water & Sewer Revenue Bonds 12th Series                         7.25      2014     12,000,000         12,375,840
Philadelphia Water & Sewer Revenue Bonds 16th Series                         7.00      2018     14,000,000         15,845,200
Philadelphia Water & Sewer Revenue Bonds 16th Series                         7.50      2010     13,200,000         15,475,020
Philadelphia Water & Wastewater Revenue Bonds Series 1993 (CGIC Insured)     5.50      2015     11,000,000         10,934,550
Pittsburgh Public Parking Authority Parking System Revenue Bonds
  Series 1985                                                                9.50      2007      4,200,000          4,284,672
State Department of General Services Certificate of Participation
  Series 1994A (AMBAC Insured)                                               5.00      2015     25,000,000         23,828,250
Wilkins Industrial Development Authority Revenue Bonds
  Retirement Community Longwood at Oakmont Series 1991A                     10.00      2021      8,495,000         10,456,388
                                                                                                               ______________
Total                                                                                                             275,073,181
_____________________________________________________________________________________________________________________________
Puerto Rico (0.7%)
Electric Power Agency Revenue Bonds Series N                                 6.00      2010     40,000,000         40,640,800
Electric Power Agency Revenue Bonds Series O                                 6.00      2010      5,305,000          5,389,986
                                                                                                               ______________
Total                                                                                                              46,030,786
_____________________________________________________________________________________________________________________________
Rhode Island  (0.1%)
Public Building Authority Revenue Bonds Series 1994A (AMBAC Insured)         5.25      2007      3,485,000          3,525,182
_____________________________________________________________________________________________________________________________
South Carolina (1.3%)
Cherokee County Spring City Knitting Cluett Peabody                          7.40      2009      5,200,000          5,812,144
Greenville County Industrial Development Revenue Bonds
  Merscot-Greenville Waste Water Treatment Series 1986A A.M.T.               8.00      2008      8,530,000          8,795,112
Piedmont Municipal Power Agency Electric Refunding Revenue Bonds
  Series 1985                                                                7.00      2025     17,430,000         17,480,896
Piedmont Municipal Power Agency Electric Refunding Revenue Bonds
  Series 1986B                                                               5.75      2024      7,550,000          7,334,674
Public Service Authority Electric System Expansion Revenue Bonds
  Santee Cooper Series 1986D                                                 6.375     2022      2,250,000          2,256,435
Public Service Authority Electric System Expansion Revenue Bonds
  Santee Cooper Series 1991D                                                 6.625     2031     14,975,000         17,086,325
Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1991B                                                 6.00      2031      8,000,000          8,040,880
Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1993A Inverse Floater (MBIA Insured)                  6.893     2013     17,700,000 (d)     17,434,500
                                                                                                               ______________
Total                                                                                                              84,240,966
_____________________________________________________________________________________________________________________________
South Dakota (0.3%)
Heartland Consumers Power District Electric System
  Refunding Revenue Bonds Series 1986                                        6.00      2010     10,205,000         11,097,938
State Lease Revenue Trust Certificates Series 1993
  (CGIC Insured)                                                             6.70      2017      7,260,000          8,458,553
                                                                                                               ______________
Total                                                                                                              19,556,491
_____________________________________________________________________________________________________________________________
Tennessee (0.4%)
Chattanooga Municipal Improvement & Sewer Facility Unlimited Tax Bonds       6.50      2007      2,000,000          2,091,340
Nashville & Davidson County Health & Education Facility 1st Mortgage
  Revenue Bonds Blakeford at Green Hills CCRC                                9.25      2024     12,230,000         13,125,725
Knox County Health Education & Housing Facility Hospital Revenue Bonds
  Baptist Health System East Tennessee Series 1989                           8.60      2016     10,000,000         10,708,700
                                                                                                               ______________
Total                                                                                                              25,925,765
PAGE 101
_____________________________________________________________________________________________________________________________
Texas (8.7%)
Alliance Airport Authority Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                                       7.50      2029     37,400,000         39,965,266
Arlington Limited Tax General Obligation Bonds                               6.50      2004      1,500,000          1,518,180
Austin Combined Utility Systems Refunding Revenue Bonds Series 1985         10.75     2010-15   12,000,000         15,084,360
Austin Combined Utility Systems Refunding Revenue Bonds Series 1986          5.00      2013     20,000,000         19,020,800
Austin General Obligation Public Improvement Bonds Series 1986               6.75      2006      2,000,000          2,046,940
Austin General Obligation Public Improvement Bonds Series 1986               7.00      2007      5,450,000          5,587,940
Board of Regents of the University System General Refunding Revenue Bonds
  Series 1986                                                                6.50      2007     17,500,000         17,929,409
Brazos River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utility Electric Series 1989A A.M.T.                                 8.25      2019     14,000,000         15,525,860
Brazos River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utility Electric Series 1990A A.M.T.                                 8.125     2020     13,205,000         14,737,176
Brazos River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utility Electric Series 1991A A.M.T.                                 7.875     2021     24,450,000         27,384,978
Brazos River Authority Collateralized Refunding Revenue Bonds
  Houston Lighting & Power (MBIA Insured)                                    5.80      2015     15,000,000         15,147,150
Brazos River Authority Collateralized Refunding Revenue Bonds
  Houston Lighting & Power Series 1989A                                      7.625     2019     26,300,000         29,071,231
Brownsville Utility System Priority Revenue Bonds Series 1990
  (AMBAC Isured)                                                             6.50      2017     10,015,000         11,138,683
Colony Municipal Utility District #1 Denton County Series 1980               9.25      2007      1,000,000          1,376,730
Dallas & Fort Worth International Airport Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                                       7.50      2025     26,200,000         27,953,828
Dallas & Fort Worth International Airport Special Facility Revenue Bonds
  Delta Air Lines Series 1991 A.M.T.                                         7.125     2026     13,500,000         13,995,180
Denison Hospital Authority Hospital Revenue Bonds
  Texoma Medical Center Series 1994                                          7.10      2024      3,950,000          4,105,551
El Paso Water & Sewer Revenue Bonds                                          7.00     2003-05    7,100,000          7,160,279
Fort Bend County Municipal Utility District #23 Unlimited Tax Bonds          6.625     2016      3,085,000          3,105,484
Garland Utility System Revenue Bonds Series 1986                             6.80      2003      3,335,000          3,361,213
  Harris County Health Facilities Development Hospital
Refunding Revenue Bonds Memorial Hospital Series 1985                        6.00      2004      6,460,000          6,460,000
Harris County Health Facilities Hospital Revenue Bonds Memorial Hospital
  Series 1992                                                                7.125     2015     16,000,000         17,528,960
Harris County Industrial Development Marine Terminal Refunding Revenue Bonds
  GATX Terminal Series 1992                                                  6.95      2022     15,000,000         15,838,650
Karnes County Public Facility Lease Revenue Bonds                            9.20      2015     15,990,000         16,610,732
Kings Manor Municipal Utility District Waterworks & Sewer Systems
  Combination Unlimited Tax & Revenue Bonds Series 1995                      6.875     2018      2,470,000          2,582,978
Lower Colorado River Authority Priority Revenue Bonds                        7.00      2013     17,000,000         17,049,640
Lower Colorado River Authority Priority Revenue Bonds                        9.00      2009     10,000,000         10,245,500
Lower Colorado River Authority Priority Revenue Bonds Series 1985            8.00      2014      2,500,000          2,564,575
Matagorda County Navigation District #1 Collateral Pollution Control
  Refunding Revenue Bonds Houston Power & Light (MBIA Insured)               5.80      2015     15,000,000         15,134,100
Matagorda County Navigation District #1 Collateral Pollution Control
  Revenue Bonds Central Power & Light Series 1986A (AMBAC Insured) A.M.T.    7.50      2020      6,500,000          7,228,260
Matagorda County Navigation District #1 Collateral Pollution Control
  Revenue Bonds Houston Power & Light Series 1986A A.M.T.                    7.875     2016      8,000,000          8,422,720
Matagorda County Navigation District #1 Collateral Pollution Control
  Revenue Bonds Houston Power & Light Series 1989A A.M.T.                    7.875     2019     10,060,000         10,901,117
Matagorda County Navigation District #1 Pollution Control Revenue Bonds
  Central Power & Light Series 1986 A.M.T.                                   7.875     2016     18,000,000         18,886,140
Midland County Hospital District Revenue Bonds Series 1992                   7.50      2016      3,025,000          3,259,891
Mills Road Municipal Utility District Harris County Unlimited Tax
  Refunding Bonds Series 1993                                                6.50      2014      2,690,000          2,734,681
Municipal Power Agency Refunding Revenue Bonds (MBIA Insured)                5.25      2009      8,000,000          8,085,360
Municipal Power Agency Revenue Bonds Series 1986                             6.50      2014      4,000,000          4,086,520
Municipal Power Agency Revenue Bonds                                         5.50      2013      7,410,000          7,334,863
Municipal Power Agency Revenue Bonds (BIG Insured)                           6.25      2010     13,940,000         14,749,356
North Austin Municipal Utility District #1 Austin Contract Revenue Bonds
  Series 1985                                                                9.90     2006-07    2,800,000          3,000,648
North Austin Municipal Utility District #1 Austin Contract Revenue Bonds
  Series 1985                                                               10.00     2008-09    2,625,000          2,815,339
North Central Texas Health Facility Development Hospital Revenue Bonds
  University Medical Center                                                  8.20      2019      4,245,000          4,489,936
North Central Texas Health Facility Development Hospital Revenue Bonds
  University Medical Center Series 1987                                      7.75      2017      7,500,000          7,806,525
Plano Collin & Denton County General Obligation Bonds Limited Tax
  Series 1986                                                                6.00      2006      1,600,000          1,607,776
Rio Grande City Consolidated Independent School District Public Facilities
   Lease Revenue Bonds Series 1995                                           6.75      2010      4,000,000          4,210,680
Sabine River Authority Collateralized Pollution Control Revenue Bonds
  Texas Utilities Electric Series 1990A A.M.T.                               8.125     2020     30,500,000         33,249,880
San Antonio Electric & Gas System Refunding Revenue Bonds Series 1989B       5.00      2016     11,000,000         10,346,710
San Antonio Electric & Gas System Revenue Bonds Series 1987                  5.00      2014      8,680,000          8,194,180
PAGE 102
West Side Calhoun County Navigation District Solid Waste Disposal
  Revenue Bonds Union Carbide Chemical & Plastics Series 1991 A.M.T.         8.20      2021     17,550,000         19,987,344
                                                                                                                _____________
Total                                                                                                             560,629,299
_____________________________________________________________________________________________________________________________
Utah (2.0%)
Association Municipal Power System Hunter Series A (AMBAC Insured)           5.50      2012      4,000,000          4,000,000
Carbon County Solid Waste Disposal Refunding Revenue Bonds
  Sunnyside Cogeneration Associates Series 1991 A.M.T.                       9.25      2018     25,350,000         27,906,801
Housing Finance Agency Single Family Mortgage Senior Bonds Series 1991C
  (FGIC Insured)                                                             7.30      2011      1,385,000          1,488,515
Housing Finance Agency Single Family Mortgage Senior Bonds Series 1991C
  (FGIC Insured)                                                             7.35      2016      1,100,000          1,176,670
Hurricane Health Facilities Development Revenue Bonds
  Mission Health Services Series 1990                                       10.50      2020      7,770,000          8,924,078
Intermountain Power Agency Power Supply Refunding Revenue Bonds
  Series F (AMBAC Insured)                                                   5.00      2013      5,000,000          4,752,700
Intermountain Power Agency Power Supply Refunding Revenue Bonds
  Series 1993B Inverse Floater                                               6.811     2011      7,600,000 (d)      7,628,500
Intermountain Power Agency Power Supply Refunding Revenue Bonds
  Series 1996C (MBIA Insured)                                                5.70      2017     46,000,000 (h)     44,334,800
Intermountain Power Agency Power Supply Revenue Bonds Series 1987A
  (MBIA Insured)                                                             5.00      2012      8,000,000          7,685,760
Intermountain Power Agency Power Supply Revenue Bonds Series 1989A           6.00      2023      3,500,000          3,530,030
Intermountain Power Agency Power Supply Revenue Bonds Series 1989B           6.00      2023     10,165,000         10,252,216
Salt Lake City & County General Obligation Public Building Bonds             6.875    2010-11    5,700,000          5,858,118
West Valley City Salt Lake County K mart Industrial Development
  Revenue Bonds                                                             10.50      2005      1,450,000          1,493,761
                                                                                                               ______________
Total                                                                                                             129,031,949
_____________________________________________________________________________________________________________________________
Virginia (0.3%)
Hopewell City Industrial Development Authority Pollution Control
  Refunding Revenue Bonds Stone Container Series 1992                        8.25      2010      3,170,000          3,477,997
Housing Development Authority Commonwealth Mortgage Bonds Series 1992A       7.15      2033     15,000,000         15,904,200
                                                                                                                _____________
Total                                                                                                              19,382,197
_____________________________________________________________________________________________________________________________
Washington (3.7%)
Health Care Facilities Authority Revenue Bonds
  Seattle Highline Community Hospital Series 1993 (Connie Lee Insured)       5.50      2014      7,500,000          7,447,425
King County Housing Authority Pooled Housing Refunding Revenue Bonds
   Series 1995A                                                              7.20      2026      4,000,000          4,082,840
Longview Industrial Development Corporation Solid Waste Revenue Bonds
  Weyerhauser Series 1991 A.M.T.                                             7.45      2013     20,000,000         21,695,000
Public Power Supply System Nuclear Project #1 Refunding Revenue Bonds
  Series A                                                                   6.50      2015     21,000,000         22,199,940
Public Power Supply System Nuclear Project #1 Refunding Revenue Bonds
  Bonneville Power Administration Series 1993A Inverse Floater
  (FSA Insured)                                                              7.17      2011     25,000,000 (d)     26,531,250
Public Power Supply System Nuclear Project #1 Revenue Bonds Series 1989      6.00      2017     28,070,000         28,130,912
Public Power Supply System Nuclear Project #1 Revenue Bonds Series 1990A     6.00      2017     38,875,000         38,980,351
Public Power Supply System Nuclear Project #2 Revenue Bonds Series 1994A     5.375     2011     10,000,000          9,606,900
Public Power Supply System Nuclear Project #2
  Revenue Linked Bonds (FGIC Insured)                                        5.55      2010     20,000,000         20,176,400
Public Power Supply System Nuclear Project #3 Revenue Bonds Series 1989B     5.50     2017-18   27,550,000         26,189,984
Seattle Municipal Light & Power Refunding Revenue Bonds Series 1986          5.875     2010      6,000,000          6,115,140
Snohomish County Public Utility District #1 Generation System
  Revenue Bonds Series 1986A                                                 5.00      2020     17,750,000         16,730,263
State Housing Finance Commission Refunding Revenue Bonds
   Horizon House Series 1995A (Asset Guaranty Insured)                       6.00      2017      3,700,000          3,766,637
State Housing Finance Commission Refunding Revenue Bonds
   Horizon House Series 1995A (Asset Guaranty Insured)                       6.125     2027      3,600,000          3,669,084
                                                                                                               ______________
Total                                                                                                             235,322,126
_____________________________________________________________________________________________________________________________
West Virginia (1.7%)
Board of Regents State System Tuition Fee Revenue Bonds University           7.75      2011      8,000,000          8,265,760
Kanawha County Pollution Control Revenue Bonds Union Carbide Series 1984     7.35      2004      3,000,000          3,349,800
Marion County Solid Waste Disposal Facility Revenue Bonds
  American Power Paper Recycling Series 1993 A.M.T.                          7.75      2011     20,000,000         17,237,600
Marion County Solid Waste Disposal Facility Revenue Bonds
  American Power Paper Recycling Series 1994 A.M.T.                          8.25      2011     10,000,000          9,027,400
Marion County Solid Waste Disposal Facility Revenue Bonds
  American Power Paper Recycling Series 1995 A.M.T.                          9.00      2011      5,000,000          4,832,150
Mason County Pollution Control Refunding Revenue Bonds
  Appalachian Power Series 1992J                                             6.60      2022     25,000,000         26,066,750
Pea Ridge Public Service District Sewer Refunding Revenue Bonds
  Series 1990                                                                9.25      2020      2,630,000          2,785,670
Putnam County Pollution Control Revenue Bonds Appalachian Power Series C     6.60      2019     10,600,000         11,079,014

PAGE 103
School Building Authority Capital Improvement Revenue Bonds Series 1991A     6.00      2021     20,785,000         21,247,882
South Charleston Pollution Control Refunding Revenue Bonds Union Carbide
  Series 1985                                                                7.625     2005      3,000,000          3,494,910
                                                                                                               ______________
Total                                                                                                             107,386,936
_____________________________________________________________________________________________________________________________
Wisconsin (0.7%)
Health & Education Facilities Authority Revenue Bonds St. Clare Hospital     7.00      2022     12,115,000         12,930,218
Health Facilities Authority Refunding Revenue Bonds Villa Clement
  Series 1986                                                                8.75      2012      4,500,000          4,553,235
Madison Industrial Development Refunding Revenue Bonds
  Madison Gas & Electric Series 1992B                                        6.70      2027     19,300,000         20,595,802
Superior Water Supply Facility Revenue Bonds
  Superior Water Light & Power Series 1986 A.M.T.                            7.875     2021      6,500,000          6,787,300
                                                                                                               ______________
Total                                                                                                              44,866,555
_____________________________________________________________________________________________________________________________
Wyoming (0.2%)
Green River & Rock Springs Sweetwater County Joint Powers
  Water Board Revenue Bonds Series 1988A                                     8.50      2007      2,500,000          2,772,250
Natrona County Hospital Revenue Bonds Wyoming Medical Center                 8.125     2010      6,500,000          7,082,530
State Farm Loan Board Capital Facilities Revenue Bonds Series 1994           6.10      2024      5,000,000          5,196,450
                                                                                                               ______________
Total                                                                                                              15,051,230
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $5,701,378,790)                                                                                         $6,250,363,383
_____________________________________________________________________________________________________________________________

Short-term securities (1.84%)
_____________________________________________________________________________________________________________________________
Issuer (c,j)                                                            Annualized                 Amount            Value(a)
                                                                     yield on date             payable at
                                                                       of purchase               maturity
_____________________________________________________________________________________________________________________________
Municipal Notes
Breckenridge Health Facility Revenue Bonds (MBIA Insured)
  11-15-13                                                                   4.00%             $ 2,595,000 (i) $    2,595,000
Burke County Pollution Control Revenue Bonds
  Georgia Power & Light V.R.D.B. Series 1994
  07-01-24                                                                   4.00                7,700,000 (i)      7,700,000
Columbia Alabama Pollution Control Revenue Bonds
  Alabama Power V.R.D.B. Series D
  10-01-22                                                                   3.85               13,200,000 (i)     13,200,000
Emery County Utah Pollution Control Revenue Bonds
  Pacificorp V.R.D B. Series 1994
  11-01-24                                                                   3.70                6,000,000 (i)      6,000,000
Georgia Municipal Electric Authority Bonds
  Series C
  12-04-95                                                                   3.85               10,000,000         10,000,000
Los Angeles Country T.R.A.N.
  07-01-96                                                                   4.50                7,000,000          7,042,140
Minneapolis Minnesota Special School District (MBIA Insured)
  02-01-15                                                                   4.00                1,285,000 (i)      1,285,000
Minnesota Housing & Redevelopment Health Care Bonds
  Minneapolis & St. Paul Children's Hospital V.R.D.B. Series B
  8-15-25                                                                    3.75                5,000,000 (i)      5,000,000
Moffat County Colorado Pollution Control Refunding Revenue Bonds
  Pacificorp V.R.D.B. Series 1994
  05-01-13                                                                   3.80                3,000,000 (i)      3,000,000
Monroe County Georgia Development Authority
  Pollution Control Revenue Bonds V.R.D.B. Series 1995
  09-01-24                                                                   4.00                2,200,000 (i)      2,200,000
  07-01-25                                                                   4.00                5,100,000 (i)      5,100,000
New York City General Obligation Bonds V.R.D.N.
  Series B (FGIC Insured)
  10-01-22                                                                   4.00                3,200,000 (i)      3,200,000
Ohio State Air Quality Development Authority Revenue Bonds
  Cincinnati Gas & Electric V.R.D.B. Series B
  09-01-30                                                                   3.70               10,200,000 (i)     10,200,000
Parish of St. Charles Louisiana Shell Oil Bonds V.R.D.B. Series 1992B
  10-01-22                                                                   3.70                2,900,000 (i)      2,900,000
Port Arthur District of Jefferson Texas
  Pollution Control Revenue Bonds Texaco
  10-01-24                                                                   3.75                2,000,000 (i)      2,000,000

PAGE 104
Sabine River Authority Pollutin Control Revenue Utility Notes
  V.R.D.N. Series B
  06-01-30                                                                   4.00                3,600,000 (i)      3,600,000
St. Louis Park Minnesota Health System Revenue Bonds V.R.D.B.
  07-01-13                                                                   4.00               25,000,000 (i)     25,000,000
Valdez Alaska Marine Terminal Refunding Revenue Bonds
  Exxon V.R.D.B. Series 1993A
  12-01-33                                                                   3.75                8,000,000 (i)      8,000,000
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $118,011,286)                                                                                           $  118,022,140
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $5,819,390,076)(k)                                                                                      $6,368,385,523
_____________________________________________________________________________________________________________________________

Notes to investments in securities
____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                               (Unaudited)
                                __________________________________________
    Rating                      11-30-95                          11-30-94
    ______________________________________________________________________
    AAA                              29%                               28%
    AA                                6                                 7
    A                                20                                23
    BBB                              27                                25
    BB and below                     18                                16
    Non-rated                         0                                 1
   _______________________________________________________________________
    Total                           100%                              100%
    ______________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

    AMBAC    -- American Municipal Bond Association Corporation
    BIG      -- Bond Investors Guarantee
    CGIC     -- Capital Guaranty Insurance Company
    FGIC     -- Financial Guarantee Insurance Corporation
    FHA      -- Federal Housing Authority
    FSA      -- Financial Security Assurance
    MBIA     -- Municipal Bond Investors Assurance

(d) Inverse floaters represent securities, that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1995. Inverse floaters in the aggregate represent 5.8% of the Fund's net assets as of Nov. 30, 1995.

(e) Presently non-income producing. For long-term debt securities items identified are in default as to payment of interest and/or principal.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

    Type of security                                 National amount

    Purchase contracts
    _________________________________________________________________
    Municipal Bonds Index  Dec.  1995                    $ 30,000,000
                           Dec.  1995                      15,100,000
                           Dec.  1995                      85,500,000
    U.S. Treasury Bonds    Dec.  1995                     144,500,000
                           Dec.  1995                      30,000,000
    _________________________________________________________________
    Total                                                $305,100,000
    _________________________________________________________________

(h) At Nov. 30, 1995, the cost of securities purchased on a when-issued basis was $63,207,971.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1995.

PAGE 105
(j) The following abbreviations are used in portfolio descriptions:

    T.R.A.N. -- Tax & Revenue Anticipation Note
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note
    A.M.T.   -- Alternative Minimum Tax - As of Nov. 30, 1995, the value of securities subject to alternate minimum tax represented 19.59%
                of net assets.

(k) At Nov. 30, 1995, the cost of securities for federal income tax purposes was
    $5,814,291,169 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $575,291,509
    Unrealized depreciation                                        (21,197,155)
    ___________________________________________________________________________
    Net unrealized appreciation                                   $554,094,354
    ___________________________________________________________________________

PAGE 106
PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS:

     Financial statements filed electronically in Part B of this Registration Statement:

     - Independent Auditors' Report dated January 5, 1996
     - Statement of Assets and Liabilities, Nov. 30, 1995
     - Statement of Operations, Year ended Nov. 30, 1995
     - Statement of Changes in Net Assets, for the two-year period ended Nov. 30, 1994 and Nov. 30, 1995
     - Notes to Financial Statements
     - Investments in Securities, Nov. 30, 1995
     - Notes to Investments in Securities

(b) EXHIBITS:

1.  Copy of Articles of Incorporation, filed as Exhibit 1 to
    Registrant's Post-Effective Amendment No. 19 to Registration
    Statement No. 2-63552, is incorporated herein by reference.

2. Copy of By-laws, as amended Jan. 12, 1989, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 20 to Registration
    Statement No. 2-63552, is incorporated herein by reference.

3.  Not applicable.

4.  Form of Stock certificate, filed as Exhibit 4 to Registrant's
    Registration Statement No. 2-62552, on February 9, 1979, is incorporated herein by reference.

5. Form of Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 2-63552 is incorporated herein by reference.

6. Form of Distribution Agreement Between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 2-63552 is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8.  Form of Custodian Agreement between Registrant and First
    National Bank of Minneapolis, dated August 16, 1979, is filed electronically herewith.

PAGE 107
9(a). Copy of Plan and Agreement of Merger, filed electronically as Exhibit No. 9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 2-63552, is incorporated herein by reference.

9(b). Form of Transfer Agency Agreement between Registrant and
      American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 2-63552 is incorporated herein by reference.

9(c). Copy of License Agreement between Registrant and IDS
      Financial Corporation dated January 25, 1988, filed as
      Exhibit 9(c) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-63552, is incorporated herein by reference.

9(d). Form of Shareholder Service Agreement between Registrant and
      American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 2-63552 is incorporated herein by reference.

9(e). Form of Administrative Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 2-63552 is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditors' Consent, is filed electronically herewith.

12.  None.

13.  Not Applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-
     Effective Amendment No. 19 to Registration Statement No. 2-
     54516 are incorporated herein by reference.

15. Form of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 2-63552 is incorporated herein by reference.

16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed electronically as Exhibit 16(b) to Registrant's Post-
     Effective Amendment No. 25 to Registration Statement No. 2-
     63552 is incorporated herein by reference.

17.  Financial Data Schedule, is filed electronically herewith.

PAGE 108
18. Copy of Plan pursuant to Rule 18f-3 under the 1940 Act, filed electronically as Exhibit 18 to Registrant's Post-Effective
     Amendment No. 32 to Registration Statement No. 2-63552 is incorporated herein by reference.

19(a). Directors' Power of Attorney dated November 10, 1994 to sign amendments to this Registration Statement filed electronically as Exhibit 18(a) to Registrant's Post-
       Effective Amendment No. 29, is incorporated herein by reference.

19(b). Officers' Power of Attorney dated November 1, 1995, to sign amendments to this Registration Statement, is filed electronically herewith.

Item 25.  Persons Controlled by or under Common Control with
          Registrant

          None.

Item 26.  Number of Holders of Securities

             (1)                              (2)

                                        Number of Record
            Title of                          as of
             Class                        Jan. 22, 1996

           Common Stock                      183,364

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

PAGE 109
the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
Ronald G. Abrahamson, Vice President--Service Quality and Reengineering

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering
American Express Service Corporation                               Vice President

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services


American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Technology and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology and
                                                                     Development
American Express Service Corporation                               Vice President


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director, Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

Harold E. Burke, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President--North
                                                                     Central Region
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

AMEX Assurance Co.                                                 Director and President
American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Colleen Curran, Vice President and Assistant General Counsel
American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President and Chief
                                                                     Legal Counsel

Alan R. Dakay, Vice President--Institutional Products Group

American Centurion Life Assurance Co.   IDS Tower 10               Director and Vice Chairman
                                        Minneapolis, MN  55440       and President, Financial
                                                                     Institutions Division
American Enterprise Life Insurance Co.                             Director and President

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group Marketing

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Roger S. Edgar, Director, Senior Vice President and Technology Advisor

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       Technology Advisor

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
American Express Insurance Agency of Nevada Inc.                   Director and Vice President
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Centurion Life Assurance Co.                              Vice President and
                                                                     Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.                   Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corp.                                                  Director
IDS Futures III Corp.                                              Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Co.                                                 Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Director and Vice
                                                                     President-Investments

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Retirement Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and Chief
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and President
AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

James E. Kaarre, Vice President--Marketing Information

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Marketing Information

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Centurion Life Assurance Co.                              Director
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Express Insurance Agency of Nevada Inc.                   Director and President
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Director and Chairman of
                                                                     the Board and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Company                            Director

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems
American Express Service Corporation                               Vice President
PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edward Labenski, Jr.., Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Centurion Life Assurance Co.                              Director and
                                                                     Vice President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Service Corporation                               Director
American Express Trust Company                                     Director
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group
American Express Service Corporation                               Vice President

Jonathan S. Linen, Director


Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Co.                                                 Director
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Pamela J. Moret, Vice President--Corporate Communications

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Communications
American Express Minnesota Foundation                              Director and President

Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

Mary Owens Neal, Vice President--Mature Market Segment

American Express Financial Advisors Inc. IDS Tower 10              Vice President-
                                         Minneapolis, MN  55440      Mature Market Segment
PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Robert J. Neis, Vice President--Technology Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology Services

James R. Palmer, Vice President--Insurance Operations

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corp.                                        Vice President
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

James M. Punch, Vice President--Geographic Service Teams

American Express Financial Advisors     IDS Tower 10               Vice President-Geographic
                                        Minneapolis, MN  55440       Services Teams

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

ReBecca K. Roloff, Vice President--1994 Program Director

American Express Financial Advisors     IDS Tower 10               Vice President-1994
                                        Minneapolis, MN  55440       Program Director

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director

Robert A. Rudell, Vice President--American Express Institutional Retirement Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     New England Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Stuart A. Sedlacek, Vice President--Assured Assets

American Centurion Life Assurance Co.                              Director and Chairman
                                                                     and President
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Partners Life Insurance Co.                               Director and President
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Director and Chairman of
                                                                     the Board and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Co.                                                 Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology

Melinda S. Urion, Director, Senior Vice President and Chief Financial Officer

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Partners Life Insurance Co.                               Director and Vice President
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

Norman Weaver Jr., Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President--
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-Southeast
                                                                     Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-Pacific
                                                                     Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-Pacific
                                                                     Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-Pacific
                                                                     Region

Michael L. Weiner, Vice President--Tax Research and Audit

American Express Financial Advisors     IDS Tower 10               Vice President-Tax Research
                                        Minneapolis, MN  55440       and Audit
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

James M. Weiss, Vice President and Senior Portfolio Manager

American Express Financial Advisors Inc.                           Vice President and Senior
                                                                     Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President

Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

PAGE 18
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     North Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region

IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205

PAGE 19
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

      IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President--
Minneapolis, MN 55440                                 Investments

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   American Express
                         Institutional Retirement
                         Services

Alvan D. Arthur          Group Vice President-        None
Suite 105                Central California/
2710 S. Gateway Oaks Dr. Western Nevada
Sacramento, CA  95833

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

PAGE 20
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

PAGE 21
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Harold E. Burke          Vice President               None
IDS Tower 10             and Assistant
Minneapolis, MN 55440    General Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group
PAGE 22
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Director
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Roger S. Edgar           Senior Vice President        None
IDS Tower 10             and Technology Advisor
Minneapolis, MN 55440

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

PAGE 23
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

PAGE 24
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Director
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Information
Minneapolis, MN  55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

PAGE 25
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

PAGE 26
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

PAGE 27
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Pamela J. Moret          Vice President-              None
IDS Tower 10             Corporate Communications
Minneapolis, MN 55440

Alan D. Morgenstern      Group Vice President-        None
Suite 200                At Large
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

PAGE 28
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-1994          None
IDS Tower 10             Program Director
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Retirement
                         Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

PAGE 29
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

PAGE 30
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Director
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

James M. Weiss           Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

PAGE 31
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c). Not applicable.

Item 30.    Location of Accounts and Records

            American Express Financial Corporation
            IDS Tower 10
            Minneapolis, MN  55440

Item 31.    Management Services:  Not Applicable.

Item 32.    Undertakings

            (a) Not Applicable.
            (b) Not Applicable.
            (c) The Registrant undertakes to furnish each person to
                whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 111
                                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS High Yield Tax-Exempt Fund Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 25th day of January, 1996.


IDS HIGH YIELD TAX-EXEMPT FUND, INC.


By /s/ Melinda S. Urion**
       Melinda S. Urion, Treasurer

By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 1996.

Signature                                Capacity

/s/  William R. Pearce**                 President and Principal
     William R. Pearce                   Executive Officer and
                                         Director

/s/  Lynne V. Cheney*                    Director
     Lynne V. Cheney

/s/  William H. Dudley*                  Director
     William H. Dudley

/s/  Robert F. Froehlke*                 Director
     Robert F. Froehlke

/s/  David R. Hubers*                    Director
     David R. Hubers

/s/  Heinz F. Hutter*                    Director
     Heinz F. Hutter

/s/  Anne P. Jones*                      Director
     Anne P. Jones

/s/  Donald M. Kendall*                  Director
     Donald M. Kendall

PAGE 112
Signature                                Capacity

/s/  Melvin R. Laird*                    Director
     Melvin R. Laird

/s/  Lewis W. Lehr*                      Director
     Lewis W. Lehr

/s/  Edson W. Spencer*                   Director
     Edson W. Spencer

/s/  John R. Thomas*                     Director
     John R. Thomas

/s/  Wheelock Whitney*                   Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                   Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated November 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 29, by:



______________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically:



______________________________
Leslie L. Ogg

PAGE 113
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 33
TO REGISTRATION STATEMENT NO. 2-63552


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other information.

     Exhibits.

The signatures.